[GRAPHIC]

[GALAXY FUNDS LOGO]

PROSPECTUS
NOVEMBER 27, 2002

GALAXY MONEY MARKET PORTFOLIOS

THE GALAXY FUND

GALAXY PRIME RESERVES
GALAXY TAX-EXEMPT RESERVES
GALAXY GOVERNMENT RESERVES

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED ANY SHARES OF THESE FUNDS OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

[QUICK & REILLY LOGO]

A FLEETBOSTON FINANCIAL COMPANY

QRPROMM 11-02

                                    CONTENTS

             1   RISK/RETURN SUMMARY

             1   Introduction

             2   Galaxy Prime Reserves

             5   Galaxy Tax-Exempt Reserves

             9   Galaxy Government Reserves

            12   Additional information about risk

            13   Investor guidelines

            14   FUND MANAGEMENT

            15   HOW TO INVEST IN THE FUNDS

            15   Buying and selling shares

            15     HOW TO BUY SHARES

            16     HOW TO SELL SHARES

            16     OTHER TRANSACTION POLICIES

            17   Distribution and shareholder service fees

            18   DIVIDENDS, DISTRIBUTIONS AND TAXES

            19   FINANCIAL HIGHLIGHTS

RISK/RETURN SUMMARY

INTRODUCTION
THIS PROSPECTUS describes the Galaxy Prime Reserves, Galaxy Tax-Exempt Reserves and Galaxy Government Reserves (the "Funds"), three money market portfolios offered by The Galaxy Fund. The Funds invest primarily in short-term debt obligations, commonly known as money market instruments, that are determined by the Funds' investment adviser to carry very little risk. Money market instruments purchased by the Funds must meet strict requirements as to investment quality, maturity and diversification. The Funds generally don't invest in securities with remaining maturities of more than 397 days (subject to certain exceptions) and the dollar-weighted average maturity of all securities held by a particular Fund must be 90 days or less. Each Fund tries to maintain its share price at $1.00 to protect your investment from loss.

Shares of the Funds are offered to customers of Quick & Reilly, Inc. ("Quick and Reilly"), an affiliate of the Funds' investment adviser, who maintain a Quick Asset(R) account with Quick & Reilly.

On the following pages, you'll find important information about each Fund including:

- the Fund's investment objective (sometimes called the Fund's goal) and the main investment strategies used by the Fund's investment adviser in trying to achieve that objective
-   the main risks associated with an investment in the Fund
-   the fees and expenses that you will pay as an investor in the Fund.
WHICH FUND IS RIGHT FOR YOU?
Not all mutual funds are right for all investors. Your investment goals and tolerance for risk will determine which Fund is right for you. On page 13, you'll find a table which sets forth general guidelines to help you decide which of the Funds is best suited to you.
THE FUNDS' INVESTMENT ADVISER
Fleet Investment Advisors Inc., which is referred to in this prospectus as the ADVISER, is the investment adviser for all of these Funds.

AN INVESTMENT IN THE FUNDS ISN'T A BANK DEPOSIT AND IT ISN'T INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

[SIDENOTE]

MATURITY
THE MATURITY OF A SECURITY IS THE DATE WHEN THE ISSUER MUST REPAY THE SECURITY'S ENTIRE PRINCIPAL AMOUNT TO AN INVESTOR, SUCH AS A FUND.

GALAXY PRIME RESERVES

THE FUND'S INVESTMENT OBJECTIVE
The Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

THE FUND'S MAIN INVESTMENT STRATEGIES
The Fund invests in a diversified portfolio of money market instruments, including commercial paper, notes and bonds issued by U.S. corporations, obligations issued by the U.S. Government and its agencies and instrumentalities, obligations issued by U.S. and foreign banks, such as certificates of deposit, and taxable municipal securities. The Fund also invests in repurchase agreements issued by financial institutions such as banks and broker-dealers.
The Fund will only buy a security if it has the highest short-term rating from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.

THE MAIN RISKS OF INVESTING IN THE FUND
While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.

- CREDIT RISK - Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

- REPURCHASE AGREEMENTS - Repurchase agreements carry the risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.

- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

[SIDENOTE]

REPURCHASE AGREEMENTS
REPURCHASE AGREEMENTS ARE TRANSACTIONS IN WHICH A FUND BUYS SECURITIES FROM A SELLER (USUALLY A BANK OR BROKER-DEALER) WHO AGREES TO BUY THEM BACK FROM THE FUND ON A CERTAIN DATE AND AT A CERTAIN PRICE.

HOW THE FUND HAS PERFORMED
The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS
The bar chart shows how the Fund's performance has varied from year to year.

[CHART]

1999       4.33%
2000       5.60%
2001       3.27%

BEST QUARTER
1.45% for the quarter ended September 30, 2000

WORST QUARTER
0.43% for the quarter ended December 31, 2001
The Fund's total return for the nine months ended September 30, 2002 was 0.66%. AVERAGE ANNUAL TOTAL RETURNS
The table shows the Fund's average annual total returns for the one-year period ended December 31, 2001 and since inception.

                                                        SINCE
                                         1 YEAR     INCEPTION
--------------------------------------------------------------------------------
Galaxy Prime Reserves                      3.27%         4.40%      (9/22/98)
--------------------------------------------------------------------------------

To obtain the Fund's current 7-day yield, please call 1-866-840-5469.

FEES AND EXPENSES OF THE FUND
There are no sales charges when you buy or sell shares of the Fund. The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund. Fees charged by Quick & Reilly for services related to an investment in the Fund are in addition to and are not reflected in the fees and expenses in the following table. These fees will be deducted each month from your Fund account and will reduce your yield.
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                            DISTRIBUTION                  TOTAL FUND
                            MANAGEMENT       AND SERVICE         OTHER     OPERATING
                                  FEES      (12b-1) FEES       EXPENSES     EXPENSES
-----------------------------------------------------------------------------------
Galaxy Prime Reserves             0.36%             0.56%(1)       0.11%        1.03%
------------------------------------------------------------------------------------

(1) The Fund may pay Distribution and service (12b-1) fees up to a maximum of 1.00% of the Fund's average daily net assets but will limit such fees to no more than 0.56% of average daily net assets during the current fiscal year.
EXAMPLE
This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-   you invest $10,000 for the periods shown
-   you reinvest all dividends and distributions in the Fund
-   you sell all your shares at the end of the periods shown
-   your investment has a 5% return each year
-   the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                               1 YEAR       3 YEARS        5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Galaxy Prime Reserves           $ 105         $ 328          $ 569       $ 1,259
--------------------------------------------------------------------------------

GALAXY TAX-EXEMPT RESERVES

THE FUND'S INVESTMENT OBJECTIVE
The Fund seeks as high a level of current interest income exempt from federal income tax as is consistent with stability of principal.

THE FUND'S MAIN INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests at least 80% of its net assets in municipal securities, which are securities issued by state and local governments and other political or public bodies or agencies and that pay interest which is exempt from federal income tax (including the federal alternative minimum tax). Under normal conditions, the Fund will invest no more than 20% of its net assets in taxable obligations, such as U.S. Government obligations, money market instruments and repurchase agreements. The 80% requirement stated above can only be changed with the approval of the Fund's shareholders.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80% requirement stated above.

The Fund will only buy a security if it has one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.

THE MAIN RISKS OF INVESTING IN THE FUND
While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.

[SIDENOTE]

MUNICIPAL SECURITIES
STATE AND LOCAL GOVERNMENTS ISSUE MUNICIPAL SECURITIES TO RAISE MONEY TO FINANCE PUBLIC WORKS, TO REPAY OUTSTANDING OBLIGATIONS, TO RAISE FUNDS FOR GENERAL OPERATING EXPENSES AND TO MAKE LOANS TO OTHER PUBLIC INSTITUTIONS. SOME MUNICIPAL SECURITIES, KNOWN AS PRIVATE ACTIVITY BONDS, ARE ISSUED TO FINANCE PROJECTS FOR PRIVATE COMPANIES. MUNICIPAL SECURITIES, WHICH CAN BE ISSUED AS BONDS, NOTES OR COMMERCIAL PAPER, USUALLY HAVE FIXED INTEREST RATES, ALTHOUGH SOME HAVE INTEREST RATES THAT CHANGE FROM TIME TO TIME.

- CREDIT RISK - Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid.

- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

[SIDENOTE]

TYPES OF MUNICIPAL SECURITIES
GENERAL OBLIGATION SECURITIES ARE SECURED BY THE ISSUER'S FULL FAITH, CREDIT AND TAXING POWER. REVENUE SECURITIES ARE USUALLY PAYABLE ONLY FROM REVENUES DERIVED FROM SPECIFIC FACILITIES OR REVENUE SOURCES. PRIVATE ACTIVITY BONDS ARE USUALLY REVENUE SECURITIES SINCE THEY ARE TYPICALLY PAYABLE BY THE PRIVATE USER OF THE FACILITIES FINANCED BY THE BONDS.

HOW THE FUND HAS PERFORMED
The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS
The bar chart shows how the Fund's performance has varied from year to year.

1999       2.23%
2000       3.12%
2001       1.79%

BEST QUARTER
0.82% for the quarter ended December 31, 2000

WORST QUARTER
0.21% for the quarter ended December 31, 2001
The Fund's total return for the nine months ended September 30, 2002 was 0.37%. AVERAGE ANNUAL TOTAL RETURNS
The table shows the Fund's average annual total returns for the one-year period ended December 31, 2001 and since inception.

                                                          SINCE
                                        1 YEAR        INCEPTION
-----------------------------------------------------------------------------
Galaxy Tax-Exempt Reserves                1.79%            2.37%     (9/22/98)
-----------------------------------------------------------------------------

To obtain the Fund's current 7-day yield, please call 1-866-840-5469.

FEES AND EXPENSES OF THE FUND
There are no sales charges when you buy or sell shares of the Fund. The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund. Fees charged by Quick & Reilly for services related to an investment in the Fund are in addition to and are not reflected in the fees and expenses in the following table. These fees will be deducted each month from your Fund account and will reduce your yield.
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                                   DISTRIBUTION                     TOTAL FUND
                                   MANAGEMENT       AND SERVICE            OTHER     OPERATING
                                         FEES      (12b-1) FEES         EXPENSES      EXPENSES
----------------------------------------------------------------------------------------------
Galaxy Tax-Exempt Reserves               0.40%             0.51%(1)         0.14%         1.05%
----------------------------------------------------------------------------------------------

(1) The Fund may pay Distribution and service (12b-1) fees up to a maximum of 1.00% of the Fund's average daily net assets but will limit such fees to no more than 0.51% of average daily net assets during the current fiscal year.

EXAMPLE
This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-   you invest $10,000 for the periods shown
-   you reinvest all dividends and distributions in the Fund
-   you sell all your shares at the end of the periods shown
-   your investment has a 5% return each year
-   the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                               1 YEAR        3 YEARS        5 YEARS     10 YEARS
--------------------------------------------------------------------------------
Galaxy Tax-Exempt Reserves      $ 107          $ 334          $ 579      $ 1,283
--------------------------------------------------------------------------------

[SIDENOTE]

TAX-EQUIVALENT YIELD
ONE WAY TO UNDERSTAND THE TAX ADVANTAGES OF A TAX-EXEMPT FUND IS TO COMPARE ITS AFTER-TAX RETURN TO THAT OF A TAXABLE INVESTMENT. FOR EXAMPLE, SUPPOSE YOU ARE IN THE 35% FEDERAL INCOME TAX BRACKET. IF YOU EARN 10% ON A TAXABLE FUND, THE FUND'S RETURN AFTER TAXES WILL BE 6.5%. ON THE OTHER HAND, IF YOU EARN 6.5% ON A TAX-EXEMPT FUND, YOUR AFTER-TAX RETURN IS ALSO 6.5% BECAUSE YOU PAY NO FEDERAL INCOME TAXES ON THE TAX-EXEMPT FUND'S RETURNS. SO, YOU ARE BETTER OFF IF YOU CAN EARN MORE THAN 6.5% ON A TAX-EXEMPT FUND THAN IF YOU EARN A 10% RETURN ON A TAXABLE FUND BEFORE PAYING FEDERAL INCOME TAXES. HOWEVER, THE LOWER YOUR FEDERAL INCOME TAX BRACKET, THE LESS LIKELY IT IS THAT YOU WILL ENJOY A HIGHER AFTER-TAX RETURN FROM A TAX-EXEMPT FUND THAN FROM A TAXABLE FUND.

GALAXY GOVERNMENT RESERVES

THE FUND'S INVESTMENT OBJECTIVE
The Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

THE FUND'S MAIN INVESTMENT STRATEGIES
The Fund invests primarily (at least 80% of net assets under normal circumstances) in U.S. Government obligations, including U.S. Treasury obligations and obligations of U.S. Government agencies and instrumentalities and repurchase agreements backed by these obligations.
Shareholders will be given at least 60 days' notice before any change is made to the 80% requirement stated above.

THE MAIN RISKS OF INVESTING IN THE FUND
While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.

- CREDIT RISK - Although U.S. Government securities have historically involved little credit risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

- REPURCHASE AGREEMENTS - Repurchase agreements carry the risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.

- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

[SIDENOTE]

U.S. GOVERNMENT OBLIGATIONS
U.S. GOVERNMENT OBLIGATIONS ARE DEBT OBLIGATIONS ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT OR ONE OF ITS AGENCIES OR INSTRUMENTALITIES. U.S. GOVERNMENT
 OBLIGATIONS GENERALLY HAVE LESS CREDIT RISK THAN OTHER DEBT OBLIGATIONS.

HOW THE FUND HAS PERFORMED
The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS
The bar chart shows how the Fund's performance has varied from year to year.

1999       4.19%
2000       5.47%
2001       3.21%

BEST QUARTER
1.42% for the quarter ended September 30, 2000

WORST QUARTER
0.39% for the quarter ended December 31, 2001
The Fund's total return for the nine months ended September 30, 2002 was 0.63%. AVERAGE ANNUAL TOTAL RETURNS
The table shows the Fund's average annual total returns for the one-year period ended December 31, 2001 and since inception.

                                                          SINCE
                                        1 YEAR        INCEPTION
-----------------------------------------------------------------------------
Galaxy Government Reserves                3.21%            4.29%     (9/22/98)
-----------------------------------------------------------------------------

To obtain the Fund's current 7-day yield, please call 1-866-840-5469.

FEES AND EXPENSES OF THE FUND
There are no sales charges when you buy or sell shares of the Fund. The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund. Fees charged by Quick & Reilly for services related to an investment in the Fund are in addition to and are not reflected in the fees and expenses in the following table. These fees will be deducted each month from your Fund account and will reduce your yield.
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                                   DISTRIBUTION                     TOTAL FUND
                                   MANAGEMENT       AND SERVICE            OTHER     OPERATING
                                         FEES      (12b-1) FEES         EXPENSES      EXPENSES
----------------------------------------------------------------------------------------------
Galaxy Government Reserves               0.40%             0.51%(1)         0.14%         1.05%
----------------------------------------------------------------------------------------------

(1) The Fund may pay Distribution and service (12b-1) fees up to a maximum of 1.00% of the Fund's average daily net assets but will limit such fees to no more than 0.51% of average daily net assets during the current fiscal year.
EXAMPLE
This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-   you invest $10,000 for the periods shown
-   you reinvest all dividends and distributions in the Fund
-   you sell all your shares at the end of the periods shown
-   your investment has a 5% return each year
-   the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                               1 YEAR        3 YEARS        5 YEARS     10 YEARS
--------------------------------------------------------------------------------
Galaxy Government Reserves      $ 107          $ 334          $ 579      $ 1,283
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT RISK

The main risks associated with an investment in each of the Funds have been described above. The following supplements that discussion.

TEMPORARY DEFENSIVE POSITIONS
Each Fund may temporarily hold up to 100% of its total assets in investments that aren't part of its main investment strategy during unfavorable market conditions. These investments may include cash (which will not earn any income) and, in the case of the Galaxy Tax-Exempt Reserves, short-term taxable investments, such as money market instruments and debt securities issued or guaranteed by the U.S. Government or its agencies, in excess of 20% of the Fund's net assets. This strategy could prevent a Fund from achieving its investment objective.

In addition, the Government Reserves may deviate temporarily from the 80% requirement described above as to investments in U.S. Government obligations, in limited, appropriate circumstances, such as unusually large cash inflows or redemptions or the temporary unavailability of a sufficient supply of such obligations.

OTHER TYPES OF INVESTMENTS
This prospectus describes each Fund's main investment strategies and the particular types of securities in which each Fund mainly invests. Each Fund may, from time to time, pursue other investment strategies and make other types of investments in support of its overall investment goal. These supplemental investment strategies, which are not considered to be main investment strategies of the Funds - and the risks involved - are described in detail in the Statement of Additional Information (SAI) which is referred to on the back cover of this prospectus.

INVESTOR GUIDELINES

The table below provides information as to which type of investor might want to invest in each of the Funds. It's meant as a general guide only. TAX-EXEMPT FUNDS ARE GENERALLY NOT APPROPRIATE INVESTMENTS FOR TAX-DEFERRED RETIREMENT ACCOUNTS, SUCH AS IRAS, BECAUSE THEIR RETURNS BEFORE TAXES ARE GENERALLY LOWER THAN THOSE OF TAXABLE FUNDS. Consult your Quick & Reilly Personal Broker for help in deciding which Fund is right for you.

              GALAXY FUND                  FOR INVESTORS WHO WANT...
   ----------------------------------------------------------------------

              Galaxy Prime Reserves        -   a flexible and convenient
                                               way to manage cash while
                                               earning money market
                                               returns

              Galaxy Tax-Exempt            -   a way to earn money market
              Reserves                         returns that are free from
                                               federal income tax

              Galaxy Government            -   a way to earn money market
              Reserves                         returns with the extra
                                               margin of safety
                                               associated with U.S.
                                               Government obligations

FUND MANAGEMENT

ADVISER
The Adviser, a wholly-owned subsidiary of Columbia Management Group, Inc. and an indirect wholly-owned subsidiary of FleetBoston Financial Corporation, was established in 1984 and has its main office at 100 Federal Street, Boston, Massachusetts 02110. The Adviser also provides investment management and advisory services to individual and institutional clients and manages the other Galaxy investment portfolios. As of September 30, 2002, the Adviser and its affiliates managed over $141 billion in assets.
The Adviser, subject to the general supervision of Galaxy's Board of Trustees, manages each Fund in accordance with its investment objective and policies, makes decisions with respect to, and places orders for, all purchases and sales of portfolio securities, and maintains related records.

ALLOCATION OF ORDERS FOR PORTFOLIO SECURITIES
The Adviser may allocate orders for the purchase and sale of portfolio securities to certain financial institutions, including those that are affiliated with the Adviser or that have sold shares of the Funds, to the extent permitted by law or by order of the Securities and Exchange Commission. The Adviser will allocate orders to such institutions only if it believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms.

MANAGEMENT FEES
The management fees paid to the Adviser by the Funds during the last fiscal year are set forth below.

                                             MANAGEMENT FEE
FUND                           AS A % OF AVERAGE NET ASSETS
-----------------------------------------------------------
Galaxy Prime Reserves                                  0.36%

Galaxy Tax-Exempt Reserves                             0.40%

Galaxy Government Reserves                             0.40%
-----------------------------------------------------------

HOW TO INVEST IN THE FUNDS

BUYING AND SELLING SHARES
You can buy and sell shares of the Funds on any business day. A business day is any day that the New York Stock Exchange, Galaxy's distributor, Galaxy's custodian and Quick & Reilly are open for business.

If your order to buy shares is received and accepted by Galaxy's distributor before 4:00 p.m. (Eastern time) on a business day, the price you pay will be the NAV next determined (and you'll begin receiving dividends on the day of purchase) if Galaxy's custodian receives the purchase price in immediately available funds by 4:00 p.m. (Eastern time) on the day of your order. The price at which you sell shares is the NAV next determined after receipt of your order in proper form as described below. Shares do not earn dividends on the day a redemption order is effected.

NAV is determined on each business day as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) that day.

The Funds' assets are valued at amortized cost, which is approximately equal to market value.

HOW TO BUY SHARES
Shares of the Funds are offered to customers of Quick & Reilly who maintain a Quick Asset(R) account with Quick & Reilly.

OPENING A FUND ACCOUNT
Contact your Quick & Reilly Personal Broker to open a Fund account. Account balances will appear on your Quick & Reilly monthly statement.

ADDITIONAL INVESTMENTS
You can make additional investments to an existing Fund account using either of the methods described below:

BY CHECK THROUGH QUICK & REILLY
Mail or deliver your check payable to U.S. Clearing, a division of Fleet Securities, Inc., to your Quick & Reilly Personal Broker who will deposit it into the Fund(s). Please identify the appropriate Fund(s) and indicate your brokerage account number on your check or draft.

BY SWEEP
Quick & Reilly has available an automatic "sweep" for customers in the Funds. If you request the sweep arrangement, all cash balances are moved into one of the Funds on a daily basis by Quick & Reilly on your behalf. Sales proceeds in total from trades will be swept into the designated Fund on settlement date.

[SIDENOTE]

NET ASSET VALUE
THE PRICE YOU PAY FOR YOUR SHARES IS BASED ON THE NET ASSET VALUE PER SHARE
(NAV). IT'S THE VALUE OF A FUND'S ASSETS, MINUS THE VALUE OF THE FUND'S LIABILITIES, DIVIDED BY THE NUMBER OF SHARES OF THE FUND HELD BY
INVESTORS.

MINIMUM INVESTMENT AMOUNTS
THE MINIMUM INITIAL INVESTMENT TO OPEN A FUND ACCOUNT IS $500. THERE ARE NO MINIMUM INVESTMENT REQUIREMENTS FOR ADDITIONAL INVESTMENTS.

U.S. Clearing is responsible for sending your order to Galaxy's distributor and for wiring payment to Galaxy's custodian. U.S. Clearing will usually hold your shares of record in its name and receive all confirmations of purchases and sales. Your ownership of the shares will be recorded by U.S. Clearing and reflected in the account statements provided to you by Quick & Reilly.

HOW TO SELL SHARES
You can sell your Fund shares by using any of the methods described below:

BY CONTACTING YOUR QUICK & REILLY PERSONAL BROKER
Instruct your Quick & Reilly Personal Broker to order a withdrawal from your Fund and issue a check payable to you.

BY SWEEP
Quick & Reilly's automatic "sweep" moves money automatically from your Fund for use by your Quick & Reilly brokerage account to cover security purchases or other charges to your account.

BY CHECKWRITING
This service enables you to write checks made payable to anyone. Checks cannot be written for more than the principal balance (not including any accrued dividends) in your Fund. To initiate this service, you must fill out a signature card which can be obtained from your Quick & Reilly Personal Broker. There is no separate charge for the checkwriting service and your checks are provided free of charge. You will continue to receive the daily dividends declared on Fund shares to be sold until the day that the check is presented for payment.

U.S. Clearing is responsible for sending your order to Galaxy's distributor and for crediting your account with the proceeds. Galaxy doesn't charge a fee for wiring sale proceeds to U.S. Clearing, but U.S. Clearing may charge your account for services in connection with the sale of Fund shares. Contact your Quick & Reilly Personal Broker for more information.

OTHER TRANSACTION POLICIES
Galaxy may refuse any order to buy shares. Galaxy doesn't issue a certificate when you buy shares but it does keep a record of shares issued to investors.

Payment for shares of a Fund in the amount of $1,000,000 or more may be made, at the discretion of the Fund, in the form of securities that are permissible investments for the Fund. See the SAI or contact your Quick & Reilly Personal Broker for more information.

Galaxy normally pays you cash when you sell your shares, but it has the right to deliver securities owned by a Fund instead of cash. When you sell these securities, you'll pay brokerage charges.

Sales proceeds are normally sent to your Quick & Reilly Personal Broker within three business days but Galaxy reserves the right to send sales proceeds within seven business days if sending proceeds earlier could adversely affect a Fund.

Galaxy reserves the right to vary or waive any minimum investment requirement.

DISTRIBUTION AND SHAREHOLDER SERVICE FEES
Galaxy has adopted a plan under Rule 12b-1 that allows each Fund to pay fees for selling and distributing shares and for services provided to shareholders. Each Fund can pay distribution and shareholder service (12b-1) fees at an annual rate of up to 1.00% of each Fund's average daily net assets. The Galaxy Prime Reserves does not intend to pay more than 0.56%, and the Galaxy Tax-Exempt Reserves and Galaxy Government Reserves do not intend to pay more than 0.51%, of average daily net assets in distribution and shareholder service (12b-1) fees during the current fiscal year. Because 12b-1 fees are paid on an ongoing basis, over time they increase the cost of your investment and may cost more than paying other sales charges.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Each Fund declares and pays dividends from net investment income daily. Although the Funds do not expect to realize net long-term capital gains, any capital gains realized will be distributed no less frequently than annually. Dividends and distributions will be reinvested in additional shares of a Fund. The crediting and payment of dividends to your account will be in accordance with the procedures governing your account at Quick & Reilly.

GALAXY PRIME RESERVES AND GALAXY GOVERNMENT RESERVES
Distributions by these Funds will generally be taxable to shareholders. Each of these Funds expects that all, or substantially all, of its distributions will consist of ordinary income. You will be subject to income tax on these distributions. The one major exception to these tax principles is that distributions on shares held by an IRA (or other tax-qualified plan) will not be currently taxable.

GALAXY TAX-EXEMPT RESERVES
Distributions by this Fund will generally consist of dividends derived from interest earned on exempt securities, and these "exempt-interest dividends" will be exempt income for shareholders for federal income tax purposes. It is possible, depending upon the Fund's investments, that a portion of the Fund's distributions could be taxable to shareholders as ordinary income or capital gains, but the Fund does not expect that this will be the case.

Interest on indebtedness incurred by a shareholder to purchase or carry shares of this Fund generally will not be deductible for federal income tax purposes.

You should note that a portion of the exempt-interest dividends paid by the Fund may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

ALL FUNDS
Taxable dividends paid in January may be taxable as if they had been paid the previous December. Each year you'll receive in the mail federal tax information on distributions paid by the Funds.

OTHER STATE AND LOCAL TAX MATTERS
Generally, shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of each Fund's distributions, if any, that are attributable to interest on U.S. Government securities or on securities of a particular state, or localities within a state.

FINANCIAL HIGHLIGHTS
The financial highlights tables shown below will help you understand the financial performance for the Funds for the fiscal years ended July 31, 2002, July 31, 2001, July 31, 2000 and the period from September 22, 1998 (when each Fund began operations) through July 31, 1999. Certain information reflects the financial performance of a single share of each Fund. The total returns in the tables represent the rate that an investor would have earned on an investment in each Fund, assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Funds' financial statements, are included in the Funds' Annual Report and are incorporated by reference into the SAI. The Annual Report and SAI are available free of charge upon request.
GALAXY PRIME RESERVES

(For a share outstanding throughout each period)

                                              YEAR ENDED        YEAR ENDED         YEAR ENDED        PERIOD ENDED
                                             JULY 31, 2002     JULY 31, 2001     JULY 31, 2000     JULY 31, 1999(1)
                                             -------------     -------------     -------------     ----------------
Net asset value, beginning of period         $        1.00     $        1.00     $        1.00     $           1.00
------------------------------------------   -------------     -------------     -------------     ----------------
INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                           0.01              0.05              0.05                 0.04
------------------------------------------   -------------     -------------     -------------     ----------------
LESS DISTRIBUTIONS:
      Distributions from net
      investment income                              (0.01)            (0.05)            (0.05)               (0.04)
------------------------------------------   -------------     -------------     -------------     ----------------
Net increase (decrease) in net asset value              --                --                --                   --
------------------------------------------   -------------     -------------     -------------     ----------------
Net asset value, end of period               $        1.00     $        1.00     $        1.00     $           1.00
==========================================   =============     =============     =============     ================
Total return                                          1.42%             4.83%             5.09%                3.59%(2)

RATIOS/SUPPLEMENTAL DATA:
      Net assets, end of period (000's)      $   4,488,637     $   5,123,427     $   4,330,068     $      4,250,399
------------------------------------------   -------------     -------------     -------------     ----------------
RATIOS TO AVERAGE NET ASSETS:
      Net investment income                           1.44%             4.65%             4.98%                4.10%(3)
------------------------------------------   -------------     -------------     -------------     ----------------
      Operating expenses                              1.03%             0.98%             0.92%                0.96%(3)
------------------------------------------   -------------     -------------     -------------     ----------------

(1) The Fund commenced operations on September 22, 1998.
(2) Not annualized.
(3) Annualized.

GALAXY TAX-EXEMPT RESERVES

(For a share outstanding throughout each period)

                                              YEAR ENDED        YEAR ENDED        YEAR ENDED         PERIOD ENDED
                                             JULY 31, 2002     JULY 31, 2001     JULY 31, 2000     JULY 31, 1999(1)
                                             -------------     -------------     -------------     ----------------
Net asset value, beginning of period         $        1.00     $        1.00     $        1.00     $           1.00
------------------------------------------   -------------     -------------     -------------     ----------------
INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                           0.01              0.03              0.03                 0.02
------------------------------------------   -------------     -------------     -------------     ----------------
LESS DISTRIBUTIONS:
      Distributions from net
      investment income                              (0.01)            (0.03)            (0.03)               (0.02)
------------------------------------------   -------------     -------------     -------------     ----------------
Net increase (decrease) in net asset value              --                --                --                   --
------------------------------------------   -------------     -------------     -------------     ----------------
Net asset value, end of period               $        1.00     $        1.00     $        1.00     $           1.00
==========================================   =============     =============     =============     ================
Total return                                          0.76%             2.72%             2.77%                1.82%(2)

RATIOS/SUPPLEMENTAL DATA:
      Net assets, end of period (000's)      $     177,913     $     223,983     $     169,133     $        177,840
------------------------------------------   -------------     -------------     -------------     ----------------
RATIOS TO AVERAGE NET ASSETS:
      Net investment income                           0.77%             2.67%             2.72%                2.09%(3)
------------------------------------------   -------------     -------------     -------------     ----------------
      Operating expenses                              1.05%             1.01%             0.96%                0.99%(3)
------------------------------------------   -------------     -------------     -------------     ----------------

(1) The Fund commenced operations on September 22, 1998.
(2) Not annualized.
(3) Annualized.

GALAXY GOVERNMENT RESERVES

(For a share outstanding throughout each period)

                                              YEAR ENDED        YEAR ENDED        YEAR ENDED         PERIOD ENDED
                                             JULY 31, 2002     JULY 31, 2001     JULY 31, 2000     JULY 31, 1999(1)
                                             -------------     -------------     -------------     ----------------
Net asset value, beginning of period         $        1.00     $        1.00     $        1.00     $           1.00
------------------------------------------   -------------     -------------     -------------     ----------------
INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                           0.01              0.05              0.05                 0.03
------------------------------------------   -------------     -------------     -------------     ----------------
LESS DISTRIBUTIONS:
      Distributions from net
      investment income                              (0.01)            (0.05)            (0.05)               (0.03)
------------------------------------------   -------------     -------------     -------------     ----------------
Net increase (decrease) in net asset value              --                --                --                   --
------------------------------------------   -------------     -------------     -------------     ----------------
Net asset value, end of period               $        1.00     $        1.00     $        1.00     $           1.00
==========================================   =============     =============     =============     ================
Total return                                          1.33%             4.78%             4.94%                3.49%(2)

RATIOS/SUPPLEMENTAL DATA:
      Net assets, end of period (000's)      $     239,342     $     261,991     $     165,278     $        156,853
-----------------------------------------    -------------     -------------     -------------     ----------------
RATIOS TO AVERAGE NET ASSETS:
      Net investment income                           1.36%             4.58%             4.84%                4.00%(3)
-----------------------------------------    -------------     -------------     -------------     ----------------
      Operating expenses                              1.05%             1.01%             0.95%                0.99%(3)
-----------------------------------------    -------------     -------------     -------------     ----------------

(1) The Fund commenced operations on September 22, 1998.
(2) Not annualized.
(3) Annualized.

WHERE TO FIND MORE INFORMATION

You'll find more information about the Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS
Galaxy's annual and semi-annual reports contain more information about each Fund.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains detailed information about the Funds and their policies. By law, it's incorporated by reference into (considered to be part of) this prospectus.
You can get a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting your Quick & Reilly Personal Broker, by calling Galaxy at 1-866-840-5469 or by writing to:
The Galaxy Fund
P.O. Box 6520
Providence, RI 02940-6520

You can write to the Securities and Exchange Commission (SEC) Public Reference Section and ask them to mail you information about the Funds, including the SAI. They'll charge you a fee for this service. You can also visit the SEC Public Reference Room and copy the documents while you're there. For information about the operation of the Public Reference Room, call the SEC.
Public Reference Section of the SEC Washington, DC 20549-0102 1-202-942-8090. Reports and other information about the Funds are also available on the EDGAR Database on the SEC's Web site at http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request to the SEC's e-mail address at publicinfo@sec.gov.

Galaxy's Investment Company Act
File No. is 811-4636.

[GRAPHIC]

[GALAXY FUNDS LOGO]

PROSPECTUS
NOVEMBER 27, 2002

GALAXY MONEY MARKET PORTFOLIOS


THE GALAXY FUND

GALAXY PRIME RESERVES
GALAXY TAX-EXEMPT RESERVES
GALAXY GOVERNMENT RESERVES

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED ANY SHARES OF THESE FUNDS OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

U.S. CLEARING
A DIVISION OF FLEET SECURITIES, INC.
MEMBER NEW YORK STOCK EXCHANGE
MEMBER SIPC

USPROMM 11-02

                                    CONTENTS

       1   RISK/RETURN SUMMARY

       1   Introduction

       2   Galaxy Prime Reserves

       5   Galaxy Tax-Exempt Reserves

       9   Galaxy Government Reserves

      12   Additional information about risk

      13   Investor guidelines

      14   FUND MANAGEMENT

      15   HOW TO INVEST IN THE FUNDS

      15   Buying and selling shares

      15      HOW TO BUY SHARES

      16      HOW TO SELL SHARES

      16      OTHER TRANSACTION POLICIES

      17   Distribution and shareholder service fees

      18   DIVIDENDS, DISTRIBUTIONS AND TAXES

      19   FINANCIAL HIGHLIGHTS

RISK/RETURN SUMMARY

INTRODUCTION
This prospectus describes the Galaxy Prime Reserves, Galaxy Tax-Exempt Reserves and Galaxy Government Reserves (the "Funds"), three money market portfolios offered by The Galaxy Fund. The Funds invest primarily in short-term debt obligations, commonly known as money market instruments, that are determined by the Funds' investment adviser to carry very little risk. Money market instruments purchased by the Funds must meet strict requirements as to investment quality, maturity and diversification. The Funds generally don't invest in securities with remaining maturities of more than 397 days (subject to certain exceptions) and the dollar-weighted average maturity of all securities held by a particular Fund must be 90 days or less. Each Fund tries to maintain its share price at $1.00 to protect your investment from loss.
Shares of the Funds are offered to customers who maintain qualified accounts with brokerage firms that are clients of U.S. Clearing, a division of Fleet Securities, Inc. ("U.S. Clearing").

On the following pages, you'll find important information about each Fund including:

- the Fund's investment objective (sometimes called the Fund's goal) and the main investment strategies used by the Fund's investment adviser in trying to achieve that objective
-  the main risks associated with an investment in the Fund
-  the fees and expenses that you will pay as an investor in the Fund.

WHICH FUND IS RIGHT FOR YOU?
Not all mutual funds are right for all investors. Your investment goals and tolerance for risk will determine which Fund is right for you. On page 13, you'll find a table which sets forth general guidelines to help you decide which of the Funds is best suited to you.

THE FUNDS' INVESTMENT ADVISER
Fleet Investment Advisors Inc., which is referred to in this prospectus as the ADVISER, is the investment adviser for all of these Funds.

AN INVESTMENT IN THE FUNDS ISN'T A BANK DEPOSIT AND IT ISN'T INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

[SIDENOTE]

MATURITY

THE MATURITY OF A SECURITY IS THE DATE WHEN THE ISSUER MUST REPAY THE SECURITY'S ENTIRE PRINCIPAL AMOUNT TO AN INVESTOR, SUCH AS A FUND.

GALAXY PRIME RESERVES

THE FUND'S INVESTMENT OBJECTIVE
The Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

THE FUND'S MAIN INVESTMENT STRATEGIES
The Fund invests in a diversified portfolio of money market instruments, including commercial paper, notes and bonds issued by U.S. corporations, obligations issued by the U.S. Government and its agencies and instrumentalities, obligations issued by U.S. and foreign banks, such as certificates of deposit, and taxable municipal securities. The Fund also invests in repurchase agreements issued by financial institutions such as banks and broker-dealers.

The Fund will only buy a security if it has the highest short-term rating from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.

THE MAIN RISKS OF INVESTING IN THE FUND
While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.

- CREDIT RISK - Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

- REPURCHASE AGREEMENTS - Repurchase agreements carry the risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.

- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

[SIDENOTE]

REPURCHASE AGREEMENTS

REPURCHASE AGREEMENTS ARE TRANSACTIONS IN WHICH A FUND BUYS SECURITIES FROM A SELLER (USUALLY A BANK OR BROKER-DEALER) WHO AGREES TO BUY THEM BACK FROM THE FUND ON A CERTAIN DATE AND AT A CERTAIN PRICE.

HOW THE FUND HAS PERFORMED
The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS
The bar chart shows how the Fund's performance has varied from year to year.

[CHART]

1999         4.33%
2000         5.60%
2001         3.27%

BEST QUARTER
1.45% for the quarter ended September 30, 2000

WORST QUARTER
0.43% for the quarter ended December 31, 2001

The Fund's total return for the nine months ended September 30, 2002 was 0.66%. AVERAGE ANNUAL TOTAL RETURNS
The table shows the Fund's average annual total returns for the one-year period ended December 31, 2001 and since inception.

                                                         SINCE
                                          1 YEAR     INCEPTION
----------------------------------------------------------------------------
Galaxy Prime Reserves                      3.27%          4.40%     (9/22/98)
----------------------------------------------------------------------------

To obtain the Fund's current 7-day yield, please call 1-866-840-5469.

FEES AND EXPENSES OF THE FUND
There are no sales charges when you buy or sell shares of the Fund. The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund. Fees charged by U.S. Clearing for services related to an investment in the Fund are in addition to and are not reflected in the fees and expenses in the following table. These fees will be deducted each month from your Fund account and will reduce your yield.
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                         DISTRIBUTION                 TOTAL FUND
                          MANAGEMENT      AND SERVICE         OTHER    OPERATING
                                FEES     (12b-1) FEES      EXPENSES     EXPENSES
--------------------------------------------------------------------------------
Galaxy Prime Reserves           0.36%            0.56%(1)      0.11%        1.03%
--------------------------------------------------------------------------------

(1) The Fund may pay Distribution and service (12b-1) fees up to a maximum of 1.00% of the Fund's average daily net assets but will limit such fees to no more than 0.56% of average daily net assets during the current fiscal year.
EXAMPLE
This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-  you invest $10,000 for the periods shown
-  you reinvest all dividends and distributions in the Fund
-  you sell all your shares at the end of the periods shown
-  your investment has a 5% return each year
-  the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                                1 YEAR    3 YEARS    5 YEARS   10 YEARS
-----------------------------------------------------------------------
Galaxy Prime Reserves           $  105    $   328    $   569   $  1,259
-----------------------------------------------------------------------

GALAXY TAX-EXEMPT RESERVES

THE FUND'S INVESTMENT OBJECTIVE
The Fund seeks as high a level of current interest income exempt from federal income tax as is consistent with stability of principal.

THE FUND'S MAIN INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests at least 80% of its net assets in municipal securities, which are securities issued by state and local governments and other political or public bodies or agencies and that pay interest which is exempt from federal income tax (including the federal alternative minimum tax). Under normal conditions, the Fund will invest no more than 20% of its net assets in taxable obligations, such as U.S. Government obligations, money market instruments and repurchase agreements. The 80% requirement stated above can only be changed with the approval of the Fund's shareholders.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80% requirement stated above.

The Fund will only buy a security if it has one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.

THE MAIN RISKS OF INVESTING IN THE FUND
While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.

[SIDENOTE]

MUNICIPAL SECURITIES

STATE AND LOCAL GOVERNMENTS ISSUE MUNICIPAL SECURITIES TO RAISE MONEY TO FINANCE PUBLIC WORKS, TO REPAY OUTSTANDING OBLIGATIONS, TO RAISE FUNDS FOR GENERAL OPERATING EXPENSES AND TO MAKE LOANS TO OTHER PUBLIC INSTITUTIONS. SOME MUNICIPAL SECURITIES, KNOWN AS PRIVATE ACTIVITY BONDS, ARE ISSUED TO FINANCE PROJECTS FOR PRIVATE COMPANIES. MUNICIPAL SECURITIES, WHICH CAN BE ISSUED AS BONDS, NOTES OR COMMERCIAL PAPER, USUALLY HAVE FIXED INTEREST RATES, ALTHOUGH SOME HAVE INTEREST RATES THAT CHANGE FROM TIME TO TIME.

- CREDIT RISK - Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid.

- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

[SIDENOTE]

TYPES OF MUNICIPAL SECURITIES
GENERAL OBLIGATION SECURITIES ARE SECURED BY THE ISSUER'S FULL FAITH, CREDIT AND TAXING POWER. REVENUE SECURITIES ARE USUALLY PAYABLE ONLY FROM REVENUES DERIVED FROM SPECIFIC FACILITIES OR REVENUE SOURCES. PRIVATE ACTIVITY BONDS ARE USUALLY REVENUE SECURITIES SINCE THEY ARE TYPICALLY PAYABLE BY THE PRIVATE USER OF THE FACILITIES FINANCED BY THE BONDS.

HOW THE FUND HAS PERFORMED
The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS
The bar chart shows how the Fund's performance has varied from year to year.

[CHART]

1999         2.23%
2000         3.12%
2001         1.79%

BEST QUARTER
0.82% for the quarter ended December 31, 2000

WORST QUARTER
0.21% for the quarter ended December 31, 2001
The Fund's total return for the nine months ended September 30, 2002 was 0.37%. AVERAGE ANNUAL TOTAL RETURNS
The table shows the Fund's average annual total returns for the one-year period ended December 31, 2001 and since inception.

                                                                SINCE
                                                 1 YEAR     INCEPTION
--------------------------------------------------------------------------------
Galaxy Tax-Exempt Reserves                         1.79%         2.37%  (9/22/98)
--------------------------------------------------------------------------------

To obtain the Fund's current 7-day yield, please call 1-866-840-5469.

FEES AND EXPENSES OF THE FUND
There are no sales charges when you buy or sell shares of the Fund. The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund. Fees charged by U.S. Clearing for services related to an investment in the Fund are in addition to and are not reflected in the fees and expenses in the following table. These fees will be deducted each month from your Fund account and will reduce your yield.
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                         DISTRIBUTION                 TOTAL FUND
                           MANAGEMENT     AND SERVICE         OTHER    OPERATING
                                 FEES    (12b-1) FEES      EXPENSES     EXPENSES
--------------------------------------------------------------------------------
Galaxy Tax-Exempt Reserves       0.40%           0.51%(1)      0.14%        1.05%
--------------------------------------------------------------------------------

(1) The Fund may pay Distribution and service (12b-1) fees up to a maximum of 1.00% of the Fund's average daily net assets but will limit such fees to no more than 0.51% of average daily net assets during the current fiscal year.
EXAMPLE
This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-  you invest $10,000 for the periods shown
-  you reinvest all dividends and distributions in the Fund
-  you sell all your shares at the end of the periods shown
-  your investment has a 5% return each year
-  the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------
Galaxy Tax-Exempt Reserves      $  107   $   334   $   579   $  1,283
---------------------------------------------------------------------

[SIDENOTE]

TAX-EQUIVALENT YIELD
ONE WAY TO UNDERSTAND THE TAX ADVANTAGES OF A TAX-EXEMPT FUND IS TO COMPARE ITS AFTER-TAX RETURN TO THAT OF A TAXABLE INVESTMENT. FOR EXAMPLE, SUPPOSE YOU ARE IN THE 35% FEDERAL INCOME TAX BRACKET. IF YOU EARN 10% ON A TAXABLE FUND, THE FUND'S RETURN AFTER TAXES WILL BE 6.5%. ON THE OTHER HAND, IF YOU EARN 6.5% ON A TAX-EXEMPT FUND, YOUR AFTER-TAX RETURN IS ALSO 6.5% BECAUSE YOU PAY NO FEDERAL INCOME TAXES ON THE TAX-EXEMPT FUND'S RETURNS. SO, YOU ARE BETTER OFF IF YOU CAN EARN MORE THAN 6.5% ON A TAX-EXEMPT FUND THAN IF YOU EARN A 10% RETURN ON A TAXABLE FUND BEFORE PAYING FEDERAL INCOME TAXES. HOWEVER, THE LOWER YOUR FEDERAL INCOME TAX BRACKET, THE LESS LIKELY IT IS THAT YOU WILL ENJOY A HIGHER AFTER-TAX RETURN FROM A TAX-EXEMPT FUND THAN FROM A TAXABLE FUND.

GALAXY GOVERNMENT RESERVES

THE FUND'S INVESTMENT OBJECTIVE
The Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

THE FUND'S MAIN INVESTMENT STRATEGIES
The Fund invests primarily (at least 80% of net assets under normal circumstances) in U.S. Government obligations, including U.S. Treasury obligations and obligations of U.S. Government agencies and instrumentalities and repurchase agreements backed by these obligations.
Shareholders will be given at least 60 days' notice before any change is made to the 80% requirement stated above.

THE MAIN RISKS OF INVESTING IN THE FUND
While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.

- CREDIT RISK - Although U.S. Government securities have historically involved little credit risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

- REPURCHASE AGREEMENTS - Repurchase agreements carry the risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.

- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

[SIDENOTE]

U.S. GOVERNMENT OBLIGATIONS

U.S. GOVERNMENT OBLIGATIONS ARE DEBT OBLIGATIONS ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT OR ONE OF ITS AGENCIES OR INSTRUMENTALITIES. U.S. GOVERNMENT OBLIGATIONS GENERALLY HAVE LESS CREDIT RISK THAN OTHER DEBT OBLIGATIONS.

HOW THE FUND HAS PERFORMED
The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS
The bar chart shows how the Fund's performance has varied from year to year.

[CHART]

1999         4.19%
2000         5.47%
2001         3.21%

BEST QUARTER
1.42% for the quarter ended September 30, 2000

WORST QUARTER
0.39% for the quarter ended December 31, 2001
The Fund's total return for the nine months ended September 30, 2002 was 0.63%. AVERAGE ANNUAL TOTAL RETURNS
The table shows the Fund's average annual total returns for the one-year period ended December 31, 2001 and since inception.

                                                       SINCE
                                        1 YEAR     INCEPTION
------------------------------------------------------------------------
Galaxy Government Reserves                3.21%         4.29%   (9/22/98)
------------------------------------------------------------------------

To obtain the Fund's current 7-day yield, please call 1-866-840-5469.

FEES AND EXPENSES OF THE FUND
There are no sales charges when you buy or sell shares of the Fund. The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund. Fees charged by U.S. Clearing for services related to an investment in the Fund are in addition to and are not reflected in the fees and expenses in the following table. These fees will be deducted each month from your Fund account and will reduce your yield.
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                         DISTRIBUTION                 TOTAL FUND
                           MANAGEMENT     AND SERVICE         OTHER    OPERATING
                                 FEES    (12b-1) FEES      EXPENSES     EXPENSES
--------------------------------------------------------------------------------
Galaxy Government Reserves      0.40%        0.51%(1)       0.14%        1.05%
--------------------------------------------------------------------------------

(1) The Fund may pay Distribution and service (12b-1) fees up to a maximum of 1.00% of the Fund's average daily net assets but will limit such fees to no more than 0.51% of average daily net assets during the current fiscal year.
EXAMPLE
This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-  you invest $10,000 for the periods shown
-  you reinvest all dividends and distributions in the Fund
-  you sell all your shares at the end of the periods shown
-  your investment has a 5% return each year
-  the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------
Galaxy Government Reserves      $  107   $   334   $   579   $  1,283
---------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT RISK

The main risks associated with an investment in each of the Funds have been described above. The following supplements that discussion.

TEMPORARY DEFENSIVE POSITIONS
Each Fund may temporarily hold up to 100% of its total assets in investments that aren't part of its main investment strategy during unfavorable market conditions. These investments may include cash (which will not earn any income) and, in the case of the Galaxy Tax-Exempt Reserves, short-term taxable investments, such as money market instruments and debt securities issued or guaranteed by the U.S. Government or its agencies, in excess of 20% of the Fund's net assets. This strategy could prevent a Fund from achieving its investment objective.

In addition, the Government Reserves may deviate temporarily from the 80% requirement described above as to investments in U.S. Government obligations in limited, appropriate circumstances, such as unusually large cash inflows or redemptions or the temporary unavailability of a sufficient supply of such obligations.

OTHER TYPES OF INVESTMENTS
This prospectus describes each Fund's main investment strategies and the particular types of securities in which each Fund mainly invests. Each Fund may, from time to time, pursue other investment strategies and make other types of investments in support of its overall investment goal. These supplemental investment strategies, which are not considered to be main investment strategies of the Funds - and the risks involved - are described in detail in the Statement of Additional Information (SAI) which is referred to on the back cover of this prospectus.

INVESTOR GUIDELINES

The table below provides information as to which type of investor might want to invest in each of the Funds. It's meant as a general guide only. TAX-EXEMPT FUNDS ARE GENERALLY NOT APPROPRIATE INVESTMENTS FOR TAX-DEFERRED RETIREMENT ACCOUNTS, SUCH AS IRAs, BECAUSE THEIR RETURNS BEFORE TAXES ARE GENERALLY LOWER THAN THOSE OF TAXABLE FUNDS. Consult your Account Executive for help in deciding which Fund is right for you.

                 GALAXY FUND                   FOR INVESTORS WHO WANT...
--------------------------------------------------------------------------------
                 Galaxy Prime Reserves         -  a flexible and convenient way
                                                  to manage cash while earning
                                                  money market returns

                 Galaxy Tax-Exempt             -  a way to earn money market
                 Reserves                         returns that are free from
                                                  federal income tax

                 Galaxy Government             -  a way to earn money market
                 Reserves                         returns with the extra margin
                                                  of safety associated with U.S.
                                                  Government obligations

FUND MANAGEMENT

ADVISER
The Adviser, a wholly-owned subsidiary of Columbia Management Group, Inc. and an indirect wholly-owned subsidiary of FleetBoston Financial Corporation, was established in 1984 and has its main office at 100 Federal Street, Boston, Massachusetts 02110. The Adviser also provides investment management and advisory services to individual and institutional clients and manages the other Galaxy investment portfolios. As of September 30, 2002, the Adviser and its affiliates managed over $141 billion in assets.
The Adviser, subject to the general supervision of Galaxy's Board of Trustees, manages each Fund in accordance with its investment objective and policies, makes decisions with respect to, and places orders for, all purchases and sales of portfolio securities, and maintains related records.

ALLOCATION OF ORDERS FOR PORTFOLIO SECURITIES
The Adviser may allocate orders for the purchase and sale of portfolio securities to certain financial institutions, including those that are affiliated with the Adviser or that have sold shares of the Funds, to the extent permitted by law or by order of the Securities and Exchange Commission. The Adviser will allocate orders to such institutions only if it believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms.
MANAGEMENT FEES
The management fees paid to the Adviser by the Funds during the last fiscal year are set forth below.

                                                MANAGEMENT FEE
FUND                              AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------
Galaxy Prime Reserves                                    0.36%

Galaxy Tax-Exempt Reserves                               0.40%

Galaxy Government Reserves                               0.40%
--------------------------------------------------------------

HOW TO INVEST IN THE FUNDS

BUYING AND SELLING SHARES
You can buy and sell shares of the Funds on any business day. A business day is any day that the New York Stock Exchange, Galaxy's distributor, Galaxy's custodian and U.S. Clearing are open for business.

If your order to buy shares is received and accepted by Galaxy's distributor before 4:00 p.m. (Eastern time) on a business day, the price you pay will be the NAV next determined (and you'll begin receiving dividends on the day of purchase) if Galaxy's custodian receives the purchase price in immediately available funds by 4:00 p.m. (Eastern time) on the day of your order. The price at which you sell shares is the NAV next determined after receipt of your order in proper form as described below. Shares do not earn dividends on the day a redemption order is effected.

NAV is determined on each business day as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) that day.

The Funds' assets are valued at amortized cost, which is approximately equal to market value.

HOW TO BUY SHARES
Shares of the Funds are offered to customers who maintain qualified accounts with brokerage firms that are clients of U.S. Clearing.

OPENING A FUND ACCOUNT
Contact your Account Executive to open a Fund account. Account balances will appear on your monthly statement.

ADDITIONAL INVESTMENTS
You can make additional investments to an existing Fund account using either of the methods described below:

BY CHECK
Mail or deliver your check payable to U.S. Clearing to your Account Executive who will deposit it into the Fund(s). Please identify the appropriate Fund(s) and indicate your brokerage account number on your check or draft.

BY SWEEP
U.S. Clearing has available an automatic "sweep" for customers in the Funds. If you request the sweep arrangement, all cash balances are moved into one of the Funds on a daily basis by U.S. Clearing on your behalf. Sales proceeds in total from trades will be swept into the designated Fund on settlement date.

U.S. Clearing is responsible for sending your order to Galaxy's

[SIDENOTE]

NET ASSET VALUE

THE PRICE YOU PAY FOR YOUR SHARES IS BASED ON THE NET ASSET VALUE PER SHARE
(NAV). IT'S THE VALUE OF A FUND'S ASSETS, MINUS THE VALUE OF THE FUND'S LIABILITIES, DIVIDED BY THE NUMBER OF SHARES OF THE FUND HELD BY INVESTORS.

MINIMUM INVESTMENT AMOUNTS

THERE IS NO MINIMUM INITIAL INVESTMENT TO OPEN A FUND ACCOUNT. THE MINIMUM FOR ADDITIONAL INVESTMENTS IN AN EXISTING FUND ACCOUNT IS $100.

distributor and for wiring payment to Galaxy's custodian. U.S. Clearing will usually hold your shares of record in its name and receive all confirmations of purchases and sales. Your ownership of the shares will be recorded by U.S. Clearing and reflected in the account statements provided to you.

HOW TO SELL SHARES
You can sell your Fund shares by using any of the methods described below:

BY CONTACTING YOUR ACCOUNT EXECUTIVE
Instruct your Account Executive to order a withdrawal from your Fund and issue a check payable to you.

BY SWEEP
U.S. Clearing's automatic "sweep" moves money automatically from your Fund for use by your brokerage account to cover security purchases or other charges to your account.

BY CHECKWRITING
This service enables you to write checks made payable to anyone. Checks cannot be written for more than the principal balance (not including any accrued dividends) in your Fund. To initiate this service, you must fill out a signature card which can be obtained from your Account Executive. There is no separate charge for the checkwriting service and your checks are provided free of charge. You will continue to receive the daily dividends declared on Fund shares to be sold until the day that the check is presented for payment.

U.S. Clearing is responsible for sending your order to Galaxy's distributor and for crediting your account with the proceeds. Galaxy doesn't charge a fee for wiring sale proceeds to U.S. Clearing, but U.S. Clearing may charge your account for services in connection with the sale of Fund shares. Contact your Account Executive for more information.

OTHER TRANSACTION POLICIES
Galaxy may refuse any order to buy shares. Galaxy doesn't issue a certificate when you buy shares but it does keep a record of shares issued to investors.

Payment for shares of a Fund in the amount of $1,000,000 or more may be made, at the discretion of the Fund, in the form of securities that are permissible investments for the Fund. See the SAI or contact your Account Executive for more information.

Galaxy normally pays you cash when you sell your shares, but it has the right to deliver securities owned by a Fund instead of cash. When you sell these securities, you'll pay brokerage charges.

Sales proceeds are normally sent to U.S. Clearing within three business days but Galaxy reserves the right to send sales proceeds within seven business days if sending proceeds earlier could adversely affect a Fund.

Galaxy reserves the right to vary or waive any minimum investment requirement.

DISTRIBUTION AND SHAREHOLDER SERVICE FEES
Galaxy has adopted a plan under Rule 12b-1 that allows each Fund to pay fees for selling and distributing shares and for services provided to shareholders. Each Fund can pay distribution and shareholder service (12b-1) fees at an annual rate of up to 1.00% of each Fund's average daily net assets. The Galaxy Prime Reserves does not intend to pay more than 0.56%, and the Galaxy Tax-Exempt Reserves and Galaxy Government Reserves do not intend to pay more than 0.51%, of average daily net assets in distribution and shareholder service (12b-1) fees during the current fiscal year. Because 12b-1 fees are paid on an ongoing basis, over time they increase the cost of your investment and may cost more than paying other sales charges.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Each Fund declares and pays dividends from net investment income daily. Although the Funds do not expect to realize net long-term capital gains, any capital gains realized will be distributed no less frequently than annually. Dividends and distributions will be reinvested in additional shares of a Fund. The crediting and payment of dividends to your account will be in accordance with the procedures governing your account at your brokerage firm.

GALAXY PRIME RESERVES AND GALAXY GOVERNMENT RESERVES
Distributions by these Funds will generally be taxable to shareholders. Each of these Funds expects that all, or substantially all, of its distributions will consist of ordinary income. You will be subject to income tax on these distributions. The one major exception to these tax principles is that distributions on shares held by an IRA (or other tax-qualified plan) will not be currently taxable.

GALAXY TAX-EXEMPT RESERVES
Distributions by this Fund will generally consist of dividends derived from interest earned on exempt securities, and these "exempt-interest dividends" will be exempt income for shareholders for federal income tax purposes. It is possible, depending upon the Fund's investments, that a portion of the Fund's distributions could be taxable to shareholders as ordinary income or capital gains, but the Fund does not expect that this will be the case.

Interest on indebtedness incurred by a shareholder to purchase or carry shares of this Fund generally will not be deductible for federal income tax purposes.

You should note that a portion of the exempt-interest dividends paid by the Fund may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

ALL FUNDS
Taxable dividends paid in January may be taxable as if they had been paid the previous December. Each year you'll receive in the mail federal tax information on distributions paid by the Funds.

OTHER STATE AND LOCAL TAX MATTERS
Generally, shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of each Fund's distributions, if any, that are attributable to interest on U.S. Government securities or on securities of a particular state or localities within a state.

FINANCIAL HIGHLIGHTS
The financial highlights tables shown below will help you understand the financial performance for the Funds for the fiscal years ended July 31, 2002, July 31 2001, July 31, 2000 and the period from September 22, 1998 (when each Fund began operations) through July 31, 1999. Certain information reflects the financial performance of a single share of each Fund. The total returns in the tables represent the rate that an investor would have earned on an investment in each Fund, assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Funds' financial statements, are included in the Funds' Annual Report and are incorporated by reference into the SAI. The Annual Report and SAI are available free of charge upon request.
GALAXY PRIME RESERVES

(For a share outstanding throughout each period)

                                                           YEAR ENDED       YEAR ENDED       YEAR ENDED       PERIOD ENDED
                                                         JULY 31, 2002    JULY 31, 2001    JULY 31, 2000    JULY 31, 1999(1)
                                                         -------------    -------------    -------------    ----------------
Net asset value, beginning of period                      $       1.00     $       1.00     $       1.00       $       1.00

INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                                       0.01             0.05             0.05               0.04

LESS DISTRIBUTIONS:
      Distributions from net
      investment income                                          (0.01)           (0.05)           (0.05)             (0.04)

Net increase (decrease) in net asset value                          --

Net asset value, end of period                            $       1.00     $       1.00     $       1.00       $       1.00
                                                          ============     ============     ============       ============
Total return                                                      1.42%            4.83%            5.09%              3.59%(2)

RATIOS/SUPPLEMENTAL DATA:
      Net assets, end of period (000's)                   $  4,488,637     $  5,123,427     $  4,330,068       $  4,250,399

RATIOS TO AVERAGE NET ASSETS:
      Net investment income                                       1.44%            4.65%            4.98%              4.10%(3)

      Operating expenses                                          1.03%            0.98%            0.92%              0.96%(3)

(1) The Fund commenced operations on September 22, 1998.
(2) Not annualized.
(3) Annualized.

GALAXY TAX-EXEMPT RESERVES

(For a share outstanding throughout each period)

                                                           YEAR ENDED      YEAR ENDED       YEAR ENDED        PERIOD ENDED
                                                         JULY 31, 2002    JULY 31, 2001    JULY 31, 2000    JULY 31, 1999(1)
                                                         -------------    -------------    -------------    ----------------
Net asset value, beginning of period                      $       1.00     $       1.00     $       1.00       $       1.00

INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                                       0.01             0.03             0.03               0.02

LESS DISTRIBUTIONS:
      Distributions from net
      investment income                                          (0.01)           (0.03)           (0.03)             (0.02)

Net increase (decrease) in net asset value                          --

Net asset value, end of period                            $       1.00     $       1.00     $       1.00       $       1.00
                                                          ============     ============     ============       ============
Total Return                                                      0.76%            2.72%            2.77%              1.82%(2)

RATIOS/SUPPLEMENTAL DATA:
      Net assets, end of period (000's)                   $    177,913     $    223,983     $    169,133       $    177,840

RATIOS TO AVERAGE NET ASSETS:
      Net investment income                                       0.77%            2.67%            2.72%              2.09%(3)

      Operating expenses                                          1.05%            1.01%            0.96%              0.99%(3)

(1) The Fund commenced operations on September 22, 1998.
(2) Not annualized.
(3) Annualized.

GALAXY GOVERNMENT RESERVES

(For a share outstanding throughout each period)

                                                          YEAR ENDED       YEAR ENDED       YEAR ENDED        PERIOD ENDED
                                                         JULY 31, 2002    JULY 31, 2001    JULY 31, 2000    JULY 31, 1999(1)
                                                         -------------    -------------    -------------    ----------------
Net asset value, beginning of period                      $       1.00     $       1.00     $       1.00       $       1.00

INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                                       0.01             0.05             0.05               0.03

LESS DISTRIBUTIONS:
      Distributions from net
      investment income                                          (0.01)           (0.05)           (0.05)             (0.03)

Net increase (decrease) in net asset value                          --

Net asset value, end of period                            $       1.00     $       1.00     $       1.00       $       1.00
                                                          ============     ============     ============       ============
Total return                                                      1.33%            4.78%            4.94%              3.49%(2)

RATIOS/SUPPLEMENTAL DATA:
      Net assets, end of period (000's)                   $    239,342     $    261,991     $    165,278       $    156,853

RATIOS TO AVERAGE NET ASSETS:
      Net investment income                                       1.36%            4.58%            4.84%              4.00%(3)

      Operating expenses                                          1.05%            1.01%            0.95%              0.99%(3)

(1) The Fund commenced operations on September 22, 1998.
(2) Not annualized.
(3) Annualized.

WHERE TO FIND MORE INFORMATION

You'll find more information about the Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS
Galaxy's annual and semi-annual reports contain more information about each Fund.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains detailed information about the Funds and their policies. By law, it's incorporated by reference into (considered to be part of) this prospectus.
You can get a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting your Account Executive, by calling Galaxy at 1-866-840-5469 or by writing to:
The Galaxy Fund
P.O. Box 6520
Providence, RI 02940-6520

You can write to the Securities and Exchange Commission (SEC) Public Reference Section and ask them to mail you information about the Funds, including the SAI. They'll charge you a fee for this service. You can also visit the SEC Public Reference Room and copy the documents while you're there. For information about the operation of the Public Reference Room, call the SEC.

Public Reference Section of the SEC Washington, DC 20549-0102 1-202-942-8090.

Reports and other information about the Funds are also available on the EDGAR Database on the SEC's Web site at http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request to the SEC's e-mail address at publicinfo@sec.gov.

Galaxy's Investment Company Act
File No. is 811-4636.

THE GALAXY FUND
STATEMENT OF ADDITIONAL INFORMATION
NOVEMBER 27, 2002
GALAXY PRIME RESERVES
GALAXY TAX-EXEMPT RESERVES
GALAXY GOVERNMENT RESERVES
         This Statement of Additional Information is not a prospectus. The prospectuses for the Funds dated November 27, 2002, as they may be supplemented or revised from time to time (the "Prospectuses"), as well as the Funds' Annual Report to Shareholders dated July 31, 2002 (the "Annual Report"), may be obtained, without charge, by writing:
The Galaxy Fund
P.O. Box 6520
Providence, RI 02940-6520
or by calling 1-866-840-5469
         The financial statements included in the Annual Report and the report thereon of Ernst & Young LLP, The Galaxy Fund's independent auditors, are incorporated by reference into this Statement of Additional Information.

                                TABLE OF CONTENTS

                                                                            PAGE
GENERAL INFORMATION                                                            1

DESCRIPTION OF GALAXY AND ITS SHARES                                           1

INVESTMENT STRATEGIES, POLICIES AND RISKS                                      3

         Prime Reserves                                                        3

         Tax-Exempt Reserves                                                   4

         Government Reserves                                                   4

         Other Investment Policies and Risk Considerations                     4

         Quality Requirements                                                  5

         U.S. Government Obligations                                           5

         Money Market Instruments                                              6

         Municipal Securities                                                  7

         Stand-By Commitments                                                  9

         Tender Option Bonds                                                  10

         Variable and Floating Rate Instruments                               10

         Repurchase and Reverse Repurchase Agreements                         11

         When-Issued and Delayed Settlement Transactions                      12

         Securities Lending - Prime Reserves and Government Reserves          13

         Guaranteed Investment Contracts - Prime Reserves                     13

         Asset-Backed Securities - Prime Reserves                             13

         Investment Company Securities                                        14

         Portfolio Securities Generally                                       15

INVESTMENT LIMITATIONS                                                        15

NET ASSET VALUE                                                               18

DIVIDENDS                                                                     19

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION                                19

         Special Procedures for In-Kind Payments                              20

TAXES                                                                         20

         In General                                                           20

         Tax-Exempt Reserves                                                  21

         State and Local                                                      21

         Miscellaneous                                                        22

TRUSTEES AND OFFICERS                                                         22

         Standing Board Committees                                            26

         Trustee Ownership of Fund Shares                                     27

         Shareholder and Trustee Liability                                    29

INVESTMENT ADVISER                                                            29

         Board Approval of Investment Advisory Agreement                      30

ADMINISTRATOR, SUB-ADMINISTRATOR AND PRICING AND BOOKKEEPING AGENT            31

CUSTODIAN AND TRANSFER AGENT                                                  33

EXPENSES                                                                      34

PORTFOLIO TRANSACTIONS                                                        34

DISTRIBUTION AND SERVICES PLAN                                                35

DISTRIBUTOR                                                                   37

AUDITORS                                                                      38

COUNSEL                                                                       38

CODES OF ETHICS                                                               38

PERFORMANCE AND YIELD INFORMATION                                             38

         Performance Reporting                                                39

MISCELLANEOUS                                                                 40

FINANCIAL STATEMENTS                                                          46

APPENDIX A                                                                   A-1

                               GENERAL INFORMATION

         This Statement of Additional Information should be read in conjunction with a current Prospectus. This Statement of Additional Information relates to the Prospectuses for the Prime Reserves, Tax-Exempt Reserves and Government Reserves (the "Funds"), three money market portfolios offered by The Galaxy Fund. No investment in the Funds should be made without reading a Prospectus.

         SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, FLEETBOSTON FINANCIAL CORPORATION OR ANY OF ITS AFFILIATES, FLEET INVESTMENT ADVISORS INC., OR ANY FLEET BANK. SHARES OF THE FUNDS ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

                      DESCRIPTION OF GALAXY AND ITS SHARES
         The Galaxy Fund ("Galaxy") is an open-end management investment company currently offering shares of beneficial interest in the following portfolios:
Money Market Fund, Government Money Market Fund, U.S. Treasury Money Market Fund, Tax-Exempt Money Market Fund, Connecticut Municipal Money Market Fund, Massachusetts Municipal Money Market Fund, New York Municipal Money Market Fund, New Jersey Municipal Money Market Fund, Florida Municipal Money Market Fund, Institutional Money Market Fund, Institutional Government Money Market Fund, Institutional Treasury Money Market Fund, Institutional Prime Money Market Fund, Prime Reserves, Government Reserves, Tax-Exempt Reserves, Short-Term Bond Fund, Massachusetts Municipal Bond Fund, Massachusetts Intermediate Municipal Bond Fund, Growth and Income Fund, Growth Fund II, Large Cap Growth Fund and Large Cap Value Fund. It is expected that on or about December 9, 2002, the Short-Term Bond Fund, Massachusetts Municipal Bond Fund, Massachusetts Intermediate Municipal Bond Fund, Growth and Income Fund, Growth Fund II, Large Cap Growth Fund and Large Cap Value Fund will reorganize into corresponding portfolios of the Liberty Family of Funds.
         Galaxy was organized as a Massachusetts business trust on March 31, 1986. Galaxy's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any unissued shares into one or more classes or series of shares by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption. Pursuant to such authority, the Board of Trustees has authorized the issuance of an unlimited number of shares in the Funds as follows: Class BB shares representing interests in the Prime Reserves; Class CC shares representing interests in the Government Reserves; and Class DD shares representing interests in the Tax-Exempt Reserves. Each Fund is classified as a diversified company under the Investment Company Act of 1940, as amended (the "1940 Act").

         Each share of Galaxy (irrespective of series designation) has a par value of $.001 per share, represents an equal proportionate interest in the related investment portfolio with other shares of the same class (irrespective of series designation), and is entitled to such dividends and distributions out of the income earned on the assets belonging to such investment portfolio as are declared in the discretion of Galaxy's Board of Trustees.

         Shares have no preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses, shares will be fully paid and non-assessable.

         In the event of a liquidation or dissolution of Galaxy or an individual Fund, shareholders of a particular Fund would be entitled to receive the assets available for distribution belonging to such Fund, and a proportionate distribution, based upon the relative asset values of Galaxy's respective Funds, of any general assets of Galaxy not belonging to any particular Fund, which are available for distribution. Shareholders of a Fund are entitled to participate in the net distributable assets of the particular Fund involved in liquidation based on the number of shares of the Fund that are held by each shareholder, except that if a particular Fund offers more than one series of shares, then each series of the Fund would be solely responsible for the Fund's payments under any distribution and/or shareholder servicing plan applicable to such Fund.

         Holders of all outstanding shares of a particular Fund will vote together in the aggregate on all matters. Further, shareholders of all of the Funds, as well as those of any other investment portfolio now or hereafter offered by Galaxy, will vote together in the aggregate and not separately on a Fund-by-Fund basis, except as otherwise required by law or when permitted by the Board of Trustees. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as Galaxy shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. A particular portfolio is deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are substantially identical or that the matter does not affect any interest of the portfolio. Under the Rule, the approval of an investment advisory agreement or a distribution plan or any change in a fundamental investment objective or a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by a majority of the outstanding shares of such portfolio. However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts, and the election of trustees may be effectively acted upon by shareholders of Galaxy voting without regard to class or series.

         Shareholders are entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held, and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular class or series. Voting rights are not cumulative and, accordingly, the holders of more than 50% in the aggregate of Galaxy's outstanding shares may elect all of the trustees, irrespective of the votes of other shareholders.

         Galaxy is not required under Massachusetts law to hold annual shareholder meetings and intends to do so only if required by the 1940 Act. Shareholders have the right to remove Trustees. Galaxy's Declaration of Trust provides that a meeting of shareholders shall be called by the Board of Trustees upon a written request of shareholders owning at least 10% of the outstanding shares of Galaxy entitled to vote.

         Galaxy's Declaration of Trust authorizes the Board of Trustees, without shareholder approval (unless otherwise required by applicable law), to (a) sell and convey the assets of a portfolio to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of the portfolio involved to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert a portfolio's assets into money and, in connection therewith, to cause all outstanding shares of the portfolio involved to be redeemed at their net asset value; or (c) combine the assets belonging to a portfolio with the assets belonging to another portfolio of Galaxy and, in connection therewith, to cause all outstanding shares of any portfolio to be redeemed at their net asset value or converted into shares of another class of Galaxy's shares at the net asset value. In the event that shares are redeemed in cash at their net asset value, a shareholder may receive in payment for such shares, due to changes in the market prices of the portfolio's investment securities, an amount that is more or less than the original investment. The exercise of such authority by the Board of Trustees will be subject to the provisions of the 1940 Act, and the Board of Trustees will not take any action described in this paragraph unless the proposed action has been disclosed in writing to the portfolio's shareholders at least 30 days prior thereto.

                    INVESTMENT STRATEGIES, POLICIES AND RISKS
         Fleet Investment Advisors Inc. ("Fleet"), the Funds' investment adviser, will use its best efforts to achieve each Fund's investment objective, although such achievement cannot be assured. The investment objective of a Fund, as described in the Prospectuses, may not be changed without the approval of the holders of a majority of its outstanding shares (as defined under "Miscellaneous"). Except as noted in the Prospectuses, herein under "Tax-Exempt Reserves" and below under "Investment Limitations," a Fund's investment policies may be changed without shareholder approval. An investor should not consider an investment in the Funds to be a complete investment program. Each Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less in an effort to maintain a stable net asset value per share of $1.00. The value of the Funds' portfolio securities will generally vary inversely with changes in prevailing interest rates. The following investment strategies, policies and risks supplement those set forth in the Funds' Prospectuses.
PRIME RESERVES
         Money market instruments in which the Prime Reserves may invest include debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their authorities, agencies, instrumentalities and political subdivisions, the interest on which, in the opinion of bond counsel or counsel to the issuer, is exempt from federal income tax. These debt obligations are commonly referred to as municipal securities. Municipal securities may be advantageous for a taxable portfolio such as the Fund when, as a result of prevailing economic, regulatory or other circumstances, the yield of such securities on a pre-tax basis is comparable to that of other debt securities the Fund can purchase. Dividends paid by a taxable portfolio such as the Fund that come from interest on municipal securities will be taxable to shareholders. The Fund may also invest in municipal securities the interest on which is subject to federal income tax. See "Other Investment Policies and Risk Considerations-Municipal Securities" below.
         Instruments in which the Prime Reserves invests have remaining maturities of 397 days or less (except for certain variable and floating rate notes and securities underlying certain repurchase agreements). For more information, including applicable quality requirements, see "Other Investment Policies and Risk Considerations" below.

TAX-EXEMPT RESERVES

         Instruments in which the Tax-Exempt Reserves invests have remaining maturities of 397 days or less (except for certain variable and floating rate notes and securities underlying certain repurchase agreements). For more information, including applicable quality requirements, see "Other Investment Policies and Risk Considerations" below.

         As a matter of fundamental policy that cannot be changed without the requisite consent of the Fund's shareholders, the Fund will invest, except during temporary defensive periods, at least 80% of its net assets (plus any borrowings for investment purposes) in municipal securities. The Fund's investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80% requirement mentioned above and, under normal market conditions, will not exceed 20% of the Fund's net assets when added together with any taxable investments held by the Fund.

         Although the Fund does not presently intend to do so on a regular basis, it may invest more than 25% of its total assets in municipal securities the interest on which is paid solely from revenues of similar projects. To the extent that the Fund's assets are concentrated in municipal securities payable from revenues on similar projects, the Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if its assets were not so invested.

GOVERNMENT RESERVES

         Instruments in which the Government Reserves invests have remaining maturities of 397 days or less (except for certain variable and floating rate notes and securities underlying certain repurchase agreements). See "Other Investment Policies and Risk Considerations" below.
         Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government obligations, including U.S. Treasury obligations, obligations of U.S. Government agencies and instrumentalities and repurchase agreements backed by these obligations. Shareholders will be given at least 60 days' notice before any change is made to this 80% requirement.
                OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS

         Investment methods described in the Prospectuses and this Statement of Additional Information are among those which one or more of the Funds have the power to utilize. Some may be employed on a regular basis; others may not be used at all. Accordingly, reference to any particular method or technique carries no implication that it will be utilized or, if it is, that it will be successful.

QUALITY REQUIREMENTS

         Each Fund will purchase only those instruments which meet the applicable quality requirements described below. The Prime Reserves will not purchase a security (other than a U.S. Government security) unless the security or the issuer with respect to comparable securities (i) is rated by at least two nationally recognized statistical rating organizations ("Rating Agencies") (such as Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's") or Fitch Inc. ("Fitch")) in the highest category for short-term debt securities, (ii) is rated by the only Rating Agency that has issued a rating with respect to such security or issuer in such Rating Agency's highest category for short-term debt, or (iii) if not rated, the security is determined to be of comparable quality. The Tax-Exempt Reserves will not purchase a security (other than a U.S. Government security) unless the security (i) is rated by at least two such Rating Agencies in one of the two highest categories for short-term debt securities, (ii) is rated by the only Rating Agency that has assigned a rating with respect to such security in one of such Rating Agency's two highest categories for short-term debt securities, or (iii) if not rated, the security is determined to be of comparable quality. These rating categories are determined without regard to sub-categories and gradations. The Funds will follow applicable regulations in determining whether a security rated by more than one Rating Agency can be treated as being in the highest or, with respect to the Tax-Exempt Reserves, one of the two highest, short-term rating categories. See "Investment Limitations" below.

         Determinations of comparable quality will be made in accordance with procedures established by the Board of Trustees. Generally, if a security has not been rated by a Rating Agency, Fleet will acquire the security if it determines that the security is of comparable quality to securities that have received the requisite ratings. Fleet considers an issuer's long-term bond ratings and other relevant information in its evaluation of unrated short-term securities.

U.S. GOVERNMENT OBLIGATIONS

         Examples of the types of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (hereinafter, "U.S. Government obligations") that may be held by the Funds include, without limitation, direct obligations of the U.S. Treasury, and securities issued or guaranteed by the Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Resolution Trust Corporation and Maritime Administration.
         U.S. Treasury securities differ only in their interest rates, maturities and time of issuance: Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of more than ten years. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Some U.S. Government obligations may be issued as variable or floating rate instruments.
         Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved little risk of loss of principal. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Funds.

MONEY MARKET INSTRUMENTS

         Money market instruments include, but are not limited to, bank obligations and corporate obligations, including commercial paper and corporate bonds with remaining maturities of 397 days or less.

         Bank obligations include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits issued for a definite period of time and earning a specified return by a U.S. bank that is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank that is insured by the FDIC. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase. Investments in non-negotiable time deposits are limited to no more than 5% of the Prime Reserves' total assets at the time of purchase. For purposes of the Prime Reserves' investment policy with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its U.S. and foreign branches.

         Domestic and foreign banks are subject to extensive but different government regulations which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets.

         Investments in obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may subject a Fund to additional investment risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks. Investments in the obligations of U.S. branches of foreign banks or foreign branches of U.S. banks will be made only when Fleet believes that the credit risk with respect to the instrument is minimal.

         Commercial paper may include securities issued by corporations without registration under the Securities Act of 1933, as amended (the "1933 Act"), in reliance on the so-called "private placement" exemption in Section 4(2) ("Section 4(2) Paper"). Section 4(2) Paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) Paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) Paper, thus providing liquidity. For purposes of each Fund's 10% limitation on purchases of illiquid instruments described below, Section 4(2) Paper will not be considered illiquid if Fleet has determined, in accordance with guidelines approved by the Board of Trustees, that an adequate trading market exists for such securities. The Prime Reserves and Tax-Exempt Reserves may also purchase Rule 144A securities. See "Investment Limitations" below.

MUNICIPAL SECURITIES

         Municipal securities are generally issued to finance public works, such as airports, bridges, highways, housing, health-related entities, transportation-related projects, educational programs, water and pollution control and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions and for other facilities. Municipal securities include private activity bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

         The two principal classifications of municipal securities that may be held by the Tax-Exempt Reserves are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity bonds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

         The Tax-Exempt Reserves' portfolio may also include "moral obligation" securities, which are normally issued by special-purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment, but not a legal obligation, of the state or municipality which created the issuer. There is no limitation on the amount of moral obligation securities that may be held by the Fund.

         Municipal securities may include variable rate demand notes, which are long-term municipal securities that have variable or floating interest rates and provide a Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on an applicable interest index or another published interest rate or interest rate index. Most variable rate demand notes allow a Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit a Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. The Tax-Exempt Reserves treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase. Variable interest rates generally reduce changes in the market value of municipal securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate municipal securities than for fixed income obligations. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the municipal securities, the issuer of the participation interest or a guarantor of either issuer.

         Municipal securities purchased by the Tax-Exempt Reserves in some cases may be insured as to the timely payment of principal and interest. There is no guarantee, however, that the insurer will meet its obligations in the event of a default in payment by the issuer. In other cases, municipal securities may be backed by letters of credit or guarantees issued by domestic or foreign banks or other financial institutions which are not subject to federal deposit insurance. Adverse developments affecting the banking industry generally or a particular bank or financial institution that has provided its credit or guarantee with respect to a municipal security held by the Tax-Exempt Reserves, including a change in the credit quality of any such bank or financial institution, could result in a loss to the Fund and adversely affect the value of its shares. As described above under "Money Market Instruments," letters of credit and guarantees issued by foreign banks and financial institutions involve certain risks in addition to those of similar instruments issued by domestic banks and financial institutions.

         There are, of course, variations in the quality of municipal securities, both within a particular category and between categories, and the yields on municipal securities depend upon a variety of factors, including general market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of a Rating Agency, such as Moody's, S&P and Fitch described in Appendix A hereto, represent such Rating Agency's opinion as to the quality of the municipal securities. It should be emphasized that these ratings are general and are not absolute standards of quality. Municipal securities with the same maturity, interest rate and rating may have different yields. Municipal securities of the same maturity and interest rate with different ratings may have the same yield.

         The payment of principal and interest on most securities purchased by the Tax-Exempt Reserves will depend upon the ability of the issuers to meet their obligations. Each state, the District of Columbia, each of their political subdivisions, agencies, instrumentalities and authorities and each multistate agency of which a state is a member is a separate "issuer" as that term is used in this Statement of Additional Information and the Fund's Prospectuses. The non-governmental user of facilities financed by private activity bonds is also considered to be an "issuer." An issuer's obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions.

         Among other instruments, the Tax-Exempt Reserves may purchase short-term general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax-exempt commercial paper, construction loan notes and other forms of short-term loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. In addition, the Tax-Exempt Reserves may invest in long-term tax-exempt instruments, such as municipal bonds and private activity bonds, to the extent consistent with the limitations set forth in the Prospectuses for the Fund including applicable maturity restrictions.

         Private activity bonds are or have been issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

         From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal securities. For example, under the Tax Reform Act of 1986, interest on certain private activity bonds must be included in an investor's federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their federal alternative minimum taxable income. Galaxy cannot, of course, predict what legislation may be proposed in the future regarding the income tax status of interest on municipal securities, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of municipal securities for investment by the Tax-Exempt Reserves and the liquidity and value of its portfolio. In such an event, the Fund would re-evaluate its investment objective and policies and consider possible changes in its structure or possible dissolution.

         Opinions relating to the validity of municipal securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Tax-Exempt Reserves nor Fleet will review the proceedings relating to the issuance of municipal securities or the bases for such opinions.

STAND-BY COMMITMENTS

         The Tax-Exempt Reserves may acquire "stand-by commitments" with respect to municipal securities held by it. Under a stand-by commitment, a dealer agrees to purchase from the Fund, at the Fund's option, specified municipal securities at a specified price. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. Stand-by commitments acquired by the Fund would be valued at zero in determining the Fund's net asset value. The default or bankruptcy of a securities dealer giving such a commitment would not affect the quality of the municipal securities purchased by the Fund. However, without a stand-by commitment, these securities could be more difficult to sell. The Fund will enter into stand-by commitments only with those dealers whose credit Fleet believes to be of high quality.

         Stand-by commitments are exercisable by the Fund at any time before the maturity of the underlying municipal security, and may be sold, transferred or assigned by the Fund only with respect to the underlying instruments. Although stand-by commitments are often available without the payment of any direct or indirect consideration, if necessary or advisable, the Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for securities acquired subject to the commitment. Where the Fund pays any consideration directly or indirectly for a stand-by commitment, its cost will be reflected as unrealized depreciation for the period during which the commitment is held by the Fund.

         The Fund will enter into stand-by commitments only with banks and broker/dealers that present minimal credit risks. In evaluating the creditworthiness of the issuer of a stand-by commitment, Fleet will review periodically the issuer's assets, liabilities, contingent claims and other relevant financial information.

TENDER OPTION BONDS

         The Tax-Exempt Reserves may purchase tender option bonds and similar securities. A tender option bond generally has a long maturity and bears interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, and is coupled with an agreement by a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, usually upon not more than seven days notice or at periodic intervals, to tender their securities to the institution and receive the face value of the securities. In providing the option, the financial institution receives a fee that reduces the fixed rate of the underlying bond and results in the Fund effectively receiving a demand obligation that bears interest at the prevailing short-term tax-exempt rate. Fleet will monitor, on an ongoing basis, the creditworthiness of the issuer of the tender option bond, the financial institution providing the option, and any custodian holding the underlying long-term bond. The bankruptcy, receivership or default of any of the parties to a tender option bond will adversely affect the quality and marketability of the security.

VARIABLE AND FLOATING RATE INSTRUMENTS

         Securities purchased by the Funds may include variable and floating rate instruments. Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event an issuer of a variable or floating rate obligation defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities are similar in form but may have a more active secondary market. Substantial holdings of variable and floating rate instruments could reduce portfolio liquidity.

         If a variable or floating rate instrument is not rated, Fleet must determine that such instrument is comparable to rated instruments eligible for purchase by the Funds and will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such notes and will continuously monitor their financial status in order to meet payment on demand. In determining average weighted portfolio maturity of each of the Funds, a variable or floating rate instrument issued or guaranteed by the U.S. Government or an agency or instrumentality thereof will be deemed to have a maturity equal to the period remaining until the obligation's next interest rate adjustment.
         Long-term variable and floating rate obligations held by the Funds may have maturities of more than 397 days, provided the Funds are entitled to payment of principal upon not more than 30 days' notice or at specified intervals not exceeding one year (upon not more than 30 days' notice).

         Variable and floating rate obligations with a demand feature held by the Funds will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

         Each Fund may purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually specified date and price ("repurchase agreements"). Repurchase agreements will only be entered into with financial institutions such as banks and broker/dealers that are deemed to be creditworthy by Fleet. No Fund will enter into repurchase agreements with Fleet or any of its affiliates. Unless a repurchase agreement has a remaining maturity of seven days or less or may be terminated on demand upon notice of seven days or less, the repurchase agreement will be considered an illiquid security and will be subject to the Funds' 10% limit described in Investment Limitation No. 4 under "Investment Limitations" below.

         The seller under a repurchase agreement will be required to maintain the value of the securities which are subject to the agreement and held by a Fund at not less than the agreed upon repurchase price. If the seller defaulted on its repurchase obligation, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying securities (including accrued interest) were less than the repurchase price (including accrued interest) under the agreement. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by a Fund might be delayed pending court action. Income on repurchase agreements is taxable. The Tax-Exempt Reserves' investments in repurchase agreements will be, under normal market conditions, subject to such Fund's 20% overall limit on taxable obligations.

         The repurchase price under a repurchase agreement generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreements). Securities subject to repurchase agreements will be held by a Fund's custodian or sub-custodian in a segregated account or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

         The Prime Reserves and Government Reserves may also borrow funds for temporary purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). A reverse repurchase agreement involves the risk that the market value of the securities sold by a Fund may decline below the repurchase price. A Fund would pay interest on amounts obtained pursuant to a reverse repurchase agreement.

         Whenever a Fund enters into a reverse repurchase agreement, the Fund will place in a segregated custodial account liquid assets such as cash or liquid securities equal to the repurchase price (including accrued interest). The Fund will monitor the account to ensure such equivalent values are maintained. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

WHEN-ISSUED AND DELAYED SETTLEMENT TRANSACTIONS

         Each Fund may purchase securities on a "when-issued" or "delayed settlement" basis. When-issued transactions, which involve a commitment by a Fund to purchase particular securities with payment and delivery taking place at a future date (perhaps one or two months later), permit the Fund to lock in a price or yield on a security it intends to purchase, regardless of future changes in interest rates. Delayed settlement describes settlement of a securities transaction in the secondary market sometime in the future. When-issued and delayed settlement transactions involve the risk, however, that the yield or price obtained in a transaction may be less favorable than the yield or price available in the market when the securities delivery takes place. It is expected that, absent unusual market conditions, commitments by a Fund to purchase securities on a when-issued or delayed settlement basis will not exceed 25% of the value of its total assets. These transactions will not be entered into for speculative purposes, but only in furtherance of a Fund's investment objective.

         When a Fund agrees to purchase securities on a "when-issued" or "delayed settlement" basis, the Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. In the event of a decline in the value of the securities that the custodian has set aside, the Fund may be required to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. A Fund's net assets may fluctuate to a greater degree if it sets aside portfolio securities to cover such purchase commitments than if it sets aside cash. Because the Fund sets aside liquid assets to satisfy its purchase commitments in the manner described, its liquidity and ability to manage its portfolio might be affected in the event its commitments to purchase securities on a when-issued or delayed settlement basis exceeded 25% of the value of its total assets.

         When a Fund engages in when-issued or delayed settlement transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous for a security. For purposes of determining the average weighted maturity of a Fund's portfolio, the maturity of securities purchased on a when-issued or delayed settlement basis is calculated from the date of settlement of the purchase to the maturity date.

SECURITIES LENDING - PRIME RESERVES AND GOVERNMENT RESERVES

         The Prime Reserves and Government Reserves may lend their portfolio securities to financial institutions such as banks and broker/dealers in accordance with their investment limitations. Such loans would involve risks of delay in receiving additional collateral or in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. Any portfolio securities purchased with cash collateral would also be subject to possible depreciation. Loans will generally be short-term, and will be made only to borrowers deemed by Fleet to be of good standing and only when, in Fleet's judgment, the income to be earned from the loan justifies the attendant risks. The Funds currently intend to limit the lending of their portfolio securities so that, at any given time, securities loaned by a Fund represent not more than one-third of the value of its total assets.

         A Fund that loans portfolio securities would continue to accrue interest on the securities loaned and would also earn income on the loans. Any cash collateral received by the Government Reserves in connection with such loans would be invested in short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; cash collateral received by the Prime Reserves would be invested in high quality, short-term "money market" instruments.

GUARANTEED INVESTMENT CONTRACTS - PRIME RESERVES

         The Prime Reserves may invest in guaranteed investment contracts ("GICs") issued by United States insurance companies. Pursuant to such contracts, the Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Fund payments at negotiated, floating or fixed interest rates. A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets. The Fund will only purchase GICs that are issued or guaranteed by insurance companies that at the time of purchase are rated in accordance with the applicable quality requirements described above under "Quality Requirements." GICs are considered illiquid securities and will be subject to the Fund's 10% limitation on illiquid investments, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available.

ASSET-BACKED SECURITIES - PRIME RESERVES

         The Prime Reserves may purchase asset-backed securities which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of assets similar to one another, such as motor vehicle receivables and credit card receivables. The Fund will only purchase asset-backed securities that meet the applicable quality requirements described above under "Quality Requirements."

         Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties.

         The yield characteristics of asset-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may be prepaid at any time because the underlying assets (i.e., loans) generally may be prepaid at any time. As a result, if an asset-backed security is purchased at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if an asset-backed security is purchased at a discount, faster than expected prepayments will increase, while slower than expected prepayments will decrease, yield to maturity.

         Prepayments on asset-backed securities generally increase with falling interest rates and decrease with rising interest rates; furthermore, prepayment rates are influenced by a variety of economic and social factors. In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. Like other fixed income securities, when interest rates rise, the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed income securities.

         Asset-backed securities are subject to greater risk of default during periods of economic downturn. Also, the secondary market for certain asset-backed securities may not be as liquid as the market for other types of securities, which could result in the Fund's experiencing difficulty in valuing or liquidating such securities. For these reasons, under certain circumstances, asset-backed securities may be considered illiquid securities.

INVESTMENT COMPANY SECURITIES

         Each Fund may invest in securities issued by other investment companies that (a) invest in high quality, short-term instruments in which the Fund may invest directly (limited with respect to the Tax-Exempt Reserves to municipal securities) and that meet the applicable quality requirements described above under "Quality Requirements" and (b) determine their net asset value per share based on the amortized cost or penny-rounding method. Investments in other investment companies will cause a Fund (and, indirectly, the Fund's shareholders) to bear proportionately the costs incurred in connection with the investment companies' operations. Such securities may be acquired by a Fund within the limits prescribed by the 1940 Act. Except as otherwise permitted under the 1940 Act, each Fund currently intends to limit its investments in other investment companies so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. A Fund will invest in other investment companies primarily for the purpose of investing its short-term cash which has not as yet been invested in other portfolio instruments.

PORTFOLIO SECURITIES GENERALLY

         Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Board of Trustees or Fleet, pursuant to guidelines established by the Board, will promptly consider such an event in determining whether the Fund involved should continue to hold the obligation. The Board of Trustees or Fleet may determine that it is appropriate for the Fund to continue to hold the obligation if retention is in accordance with the interests of the Fund and applicable regulations of the Securities and Exchange Commission ("SEC").

                             INVESTMENT LIMITATIONS

         In addition to each Fund's investment objective as stated in its Prospectuses, the following investment limitations are matters of fundamental policy and may not be changed with respect to a Fund without the affirmative vote of the holders of a majority of its outstanding shares (as defined under "Miscellaneous").

         No Fund may:

         1. Make loans, except that (i) each Fund may purchase or hold debt instruments in accordance with its investment objective and policies, (ii) each Fund may enter into repurchase agreements with respect to portfolio securities, and (iii) the Prime Reserves and Government Reserves each may lend portfolio securities against collateral consisting of cash or securities that are consistent with the Fund's permitted investments, where the value of the collateral is equal at all times to at least 100% of the value of the securities loaned.

         2. Purchase securities of any one issuer if immediately after such purchase more than 5% of the value of its total assets would be invested in the securities of such issuer (the "5% limitation"), except that up to 25% of the value of its total assets may be invested without regard to the 5% limitation; notwithstanding the foregoing restriction, each Fund may invest without regard to the 5% limitation in U.S. Government obligations and as otherwise permitted in accordance with Rule 2a-7 under the 1940 Act or any successor rule.

         3. Borrow money or issue senior securities, except that each Fund may borrow from banks for temporary purposes, and then in amounts not in excess of 10% of the value of its total assets at the time of such borrowing, provided however, that the Prime Reserves and Government Reserves may borrow pursuant to reverse repurchase agreements in accordance with their respective investment policies and in amounts not in excess of 10% of the value of their respective total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of a Fund's total assets at the time of such borrowing. A Fund will not purchase any portfolio securities while borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding.

         4. Knowingly invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days, time deposits with maturities in excess of seven days, restricted securities, non-negotiable time deposits and other securities which are not readily marketable.

         5. Purchase securities on margin (except such short-term credits as may be necessary for the clearance of purchases), make short sales of securities, or maintain a short position.

         6. Act as an underwriter within the meaning of the Securities Act of 1933, as amended; except insofar as a Fund might be deemed to be an underwriter upon disposition of restricted portfolio securities; and except to the extent that the purchase of securities directly from the issuer thereof in accordance with the Fund's investment objective, policies and limitations may be deemed to be underwriting.

         7. Purchase or sell real estate; except that the Prime Reserves and Government Reserves may purchase securities that are secured by real estate, and the Prime Reserves may purchase securities of issuers which deal in real estate or interests therein; and except that the Tax-Exempt Reserves may invest in municipal securities secured by real estate or interests therein; however, the Funds will not purchase or sell interests in real estate limited partnerships.

         8. Purchase or sell commodities or commodity contracts or invest in oil, gas or other mineral exploration or development programs or mineral leases.

         9. Invest in or sell put options, call options, straddles, spreads, or any combination thereof.

         10. Invest in companies for the purpose of exercising management or control.

         In addition, the Prime Reserves and Government Reserves may not:

         11. Purchase securities that would cause 25% or more of the value of a Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry; provided, however, that
              (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or, with respect to the Prime Reserves, by domestic banks or U.S. branches of foreign banks that are subject to the same regulation as domestic banks; (b) with respect to the Prime Reserves, wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and
              (c) with respect to the Prime Reserves, utilities will be classified according to their services (for example, gas, gas transmission, electric and gas, electric and telephone each will be considered a separate industry).

         In addition, the Tax-Exempt Reserves may not:
         12. Purchase any securities that would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry; provided, however, that there is no limitation with respect to securities issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia, or any of their authorities, agencies, instrumentalities, or political subdivisions.
         With respect to Investment Limitation No. 2 above, (a) a security is considered to be issued by the governmental entity or entities whose assets and revenues back the security or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, such non-governmental user; (b) in certain circumstances, the guarantor of a guaranteed security may also be considered to be an issuer in connection with such guarantee; and (c) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including securities backed by the full faith and credit of the United States) are deemed to be U.S. Government obligations.

         With respect to Investment Limitation No. 3 above, each of the Prime Reserves and Government Reserves intends to limit any borrowings, including reverse repurchase agreements, to not more than 10% of the value of its total assets at the time of such borrowing.

         If a percentage limitation is satisfied at the time of investment, a later increase in such percentage resulting from a change in the value of a Fund's portfolio securities generally will not constitute a violation of the limitation. If the value of a Fund's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or for other reasons, the Board of Trustees of Galaxy will determine what actions, if any, are appropriate to maintain adequate liquidity.
         Each Fund may follow non-fundamental operating policies that are more restrictive than its fundamental investment limitations as set forth in the Prospectuses and this Statement of Additional Information in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, each Fund will comply with the various requirements of Rule 2a-7 under the 1940 Act which regulates money market funds. In accordance with Rule 2a-7, the Prime Reserves is subject to the 5% limitation contained in Investment Limitation No. 2 above as to all of its assets; however, in accordance with such Rule, the Fund will be able to invest more than 5% (but no more than 25%) of its total assets in the securities of a single issuer for a period of up to three business days after the purchase thereof, provided that the Fund may not hold more than one such investment at any one time. Adherence by a Fund to the diversification requirements of Rule 2a-7 is deemed to constitute adherence to the diversification requirements of Investment Limitation No. 2 above. Each Fund will determine the effective maturity of its respective investments, as well as its ability to consider a security as having received the requisite short-term ratings by Rating Agencies, according to Rule 2a-7. A Fund may change these operating policies to reflect changes in applicable laws and regulations without the approval of its shareholders.

         Rule 144A under the 1933 Act allows for a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Investment by the Prime Reserves or Tax-Exempt Reserves in Rule 144A securities could have the effect of increasing the level of illiquidity of the Fund during any period that qualified institutional buyers were no longer interested in purchasing these securities. For purposes of each Fund's 10% limitation on purchases of illiquid securities described above, Rule 144A securities will not be considered to be illiquid if Fleet has determined, in accordance with guidelines established by the Board of Trustees, that an adequate trading market exists for such securities.

                                 NET ASSET VALUE
         Galaxy uses the amortized cost method of valuation to value shares of the Funds. In order to use the amortized cost method, the Funds comply with the various quality and maturity restrictions specified in Rule 2a-7 promulgated under the 1940 Act. Pursuant to this method, a security is valued at its initial acquisition cost, as adjusted for amortization of premium or accretion of discount, regardless of the impact of fluctuating interest rates on the market value of the security. Where it is not appropriate to value a security by the amortized cost method, the security will be valued either by market quotations or by fair value as determined by or under the direction of Galaxy's Board of Trustees. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the security. The value of securities in each of the Funds can be expected to vary inversely with changes in prevailing interest rates. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its purchase cost. In either instance, if the security is held to maturity, no gain or loss will be realized.
         The Funds invest only in instruments that meet the applicable quality requirements of Rule 2a-7 and maintain a dollar-weighted average portfolio maturity appropriate to their objective of maintaining a stable net asset value per share, provided that none of the Funds will purchase any security deemed to have a remaining maturity (as defined in the 1940 Act) of more than 397 days nor maintain a dollar-weighted average portfolio maturity which exceeds 90 days. Galaxy's Board of Trustees has established procedures reasonably designed, taking into account current market conditions and each Fund's investment objective, to stabilize the net asset value per share of each Fund for purposes of sales and redemptions at $1.00. These procedures include review by the Board of Trustees, at such intervals as it deems appropriate, to determine the extent, if any, to which the net asset value per share of each Fund, calculated by using available market quotations, deviates from $1.00 per share. In the event such deviation exceeds one-half of one percent, the Board of Trustees will promptly consider what action, if any, should be initiated. If the Board of Trustees believes that the extent of any deviation from a Fund's $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing investors, it has agreed to take such steps as it considers appropriate to eliminate or reduce, to the extent reasonably practicable, any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity; shortening the average portfolio maturity; withholding or reducing dividends; redeeming shares in kind; reducing the number of a Fund's outstanding shares without monetary consideration; or utilizing a net asset value per share determined by using available market quotations.

                                    DIVIDENDS
         As stated, Galaxy uses its best efforts to maintain the net asset value per share of each Fund at $1.00. As a result of a significant expense or realized or unrealized loss incurred by any of the Funds, it is possible that a Fund's net asset value per share may fall below $1.00. Should Galaxy incur or anticipate any unusual or unexpected significant expense or loss which would affect disproportionately the income of a Fund for a particular period, the Board of Trustees would at that time consider whether to adhere to the present dividend policy with respect to the Funds or to revise it in order to ameliorate to the extent possible the disproportionate effect of such expense or loss on the income of the Fund experiencing such effect. Such expense or loss may result in a shareholder's receiving no dividends for the period in which he or she holds shares of a Fund and/or receiving upon redemption a price per share lower than that which he or she paid.
                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
         Shares in each Fund are sold on a continuous basis by Galaxy's distributor, Liberty Funds Distributor, Inc. ("LFDI"). LFDI, an affiliate of Fleet, is a registered broker/dealer with its principal offices located at One Financial Center, Boston, Massachusetts 02111. Prior to July 22, 2002, PFPC Distributors, Inc. served as Galaxy's distributor.
         On a business day (as defined in the Prospectuses) when the New York Stock Exchange (the "Exchange") closes early due to a partial holiday or otherwise, Galaxy will advance the time at which purchase and redemption orders must be received in order to be processed on that business day.

         Galaxy may suspend the right of redemption or postpone the date of payment for shares for more than seven days during any period when (a) trading in the markets the Funds normally utilize is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists making disposal of a Fund's investments or determination of its net asset value not reasonably practicable; (b) the Exchange is closed (other than customary weekend and holiday closings); or (c) the SEC by order has permitted such suspension.

         If the Board of Trustees determines that conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, Galaxy may make payment wholly or partly in securities or other property. Such redemptions will only be made in "readily marketable" securities. In such an event, a shareholder would incur transaction costs in selling the securities or other property. However, Galaxy has filed an election with the SEC to pay in cash all redemptions requested by a shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of a Fund at the beginning of such period. Such commitment cannot be revoked without the prior approval of the SEC.

SPECIAL PROCEDURES FOR IN-KIND PAYMENTS

         Payments for shares of a Fund may, in the discretion of the respective Fund, be made in the form of securities that are permissible investments for the Fund as described in the Prospectuses. For further information about this form of payment, contact your broker-dealer representative. In connection with an in-kind securities payment, a Fund will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing procedures used by the Fund; that the Fund receive satisfactory assurances that it will have good and marketable title to the securities received by it; that the securities be in proper form for transfer to the Fund; that adequate information be provided to the Fund concerning the basis and other tax matters relating to the securities; and that the amount of the purchase be at least $1,000,000.

                                      TAXES
IN GENERAL
         Each Fund qualified during its last taxable year and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and to distribute out its income to shareholders each year, so that each Fund itself generally will be relieved of federal income and excise taxes. If a Fund were to fail to so qualify: (1) the Fund would be taxed at regular corporate rates without any deduction for distributions to shareholders; and (2) shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction. Moreover, if a Fund were to fail to make sufficient distributions in a year, the Fund would be subject to corporate income taxes and/or excise taxes in respect of the shortfall or, if the shortfall was large enough, the Fund could be disqualified as a regulated investment company.
         A 4% non-deductible excise tax is imposed on regulated investment companies that fail to distribute with respect to each calendar year at least 98% of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses) for the one-year period ending October 31 of such calendar year and 100% of any such amounts that were not distributed in the prior year. Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.
         The Funds will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable dividends or gross sale proceeds paid to any shareholder who (i) has failed to provide a correct tax identification number, (ii) is subject to withholding by the Internal Revenue Service for failure to properly include on his or her return payments of taxable interest or dividends, or (iii) has failed to certify to the Funds that he or she is not subject to back up withholding when required to do so or that he or she is an "exempt recipient." For 2002-03, the withholding rate is 30%.
         A taxable gain or loss may be realized by a shareholder upon redemption, transfer or exchange of shares of a Fund depending upon the tax basis of such shares and their price at the time of redemption, transfer or exchange.

TAX-EXEMPT RESERVES
         Dividends from the Tax-Exempt Reserves that are derived from exempt-interest income ("exempt-interest dividends") may be treated by a Fund's shareholders as items of interest excludable from their gross income under
Section 103(a) of the Code, unless, under the circumstances applicable to a particular shareholder, exclusion would be disallowed. Dividends that are derived from taxable income or from long-term or short-term capital gains will be subject to federal income tax, whether such dividends are paid in the form of cash or additional shares of the Fund.
         An investment in the Tax-Exempt Reserves is not intended to constitute a balanced investment program. Shares of the Fund would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and individual retirement accounts because such plans and accounts are generally tax-exempt and, therefore, not only would the shareholder not gain any additional benefit from the Fund's dividends being tax-exempt, but such dividends would be ultimately taxable to the beneficiaries when distributed. In addition, the Fund may not be an appropriate investment for entities which are "substantial users" of facilities financed by "private activity bonds" or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who (i) regularly uses a part of such facilities in his or her trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, (ii) occupies more than 5% of the usable area of such facilities or (iii) are persons for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.
         In order for the Tax-Exempt Reserves to pay exempt-interest dividends for any taxable year, at the close of each taxable quarter at least 50% of the aggregate value of the Fund's portfolio must consist of exempt-interest obligations.
         Shareholders should note that, upon the sale or exchange of shares of the Tax-Exempt Reserves, if the shareholder has not held such shares for more than six months, any loss on the sale or exchange of those shares will be disallowed to the extent of the exempt-interest dividends received with respect to the shares.

STATE AND LOCAL

         Exempt-interest dividends and other distributions paid by the Tax-Exempt Reserves may be taxable to shareholders under state or local law as dividend income, even though all or a portion of such distributions may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income taxes. Shareholders are advised to consult their tax advisers concerning the application of state and local taxes.

MISCELLANEOUS
         Shareholders will be advised annually as to the federal income tax consequences of distributions made each year.
                              TRUSTEES AND OFFICERS
         The business and affairs of the Funds are managed under the direction of Galaxy's Board of Trustees in accordance with the laws of the Commonwealth of Massachusetts and the Trust's Declaration of Trust. Information pertaining to the trustees and officers of Galaxy is set forth below. Trustees who are not deemed to be "interested persons" of Galaxy as defined in the 1940 Act are referred to as "Independent Trustees." Trustees who are deemed to be "interested persons" of Galaxy are referred to as "Interested Trustees."

                                                                                        NUMBER OF
                                                                                      PORTFOLIOS IN
                                             TERM OF                                      FUND
                           POSITION(S)     OFFICE AND                                   COMPLEX(3)
                            HELD WITH       LENGTH OF     PRINCIPAL OCCUPATION(S)      OVERSEEN BY          OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE(1)     GALAXY       TIME SERVED(2)    DURING PAST 5 YEARS          TRUSTEE             HELD BY TRUSTEE(4)
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

Dwight E. Vicks, Jr.        Chairman &        4/2/86       Chairman & Director,            32         Director, Utica First
Age 69                       Trustee                       Vicks Lithograph &                         Insurance Company; Director,
                                                           Printing Corporation                       SBU Bank; Director, Partners
                                                           (book manufacturing).                      Trust Financial Group;
                                                                                                      Director, Monitor Life
                                                                                                      Insurance Company; Director,
                                                                                                      Commercial Travelers Mutual
                                                                                                      Insurance Company.

                                                           President,                      32                     None
Louis DeThomasis            Trustee           7/24/86      Saint Mary's University of
Age 62                                                     Minnesota.

Kenneth A Froot(5)          Trustee           12/5/00      Professor of Finance,           32                     None
Age 45                                                     Harvard University.



James M. Seed               Trustee           5/26/88      President, The Astra            32         Chairman and Director,
Age 61                                                     Ventures, Incorporated                     Fischer-Watt Gold Co.;
                                                           (oil and gas exploration;                  Director, XSCI, Inc.
                                                           private equity).

                                                                                        NUMBER OF
                                                                                      PORTFOLIOS IN
                                             TERM OF                                      FUND
                           POSITION(S)     OFFICE AND                                   COMPLEX(3)
                            HELD WITH       LENGTH OF     PRINCIPAL OCCUPATION(S)      OVERSEEN BY          OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE(1)     GALAXY       TIME SERVED(2)    DURING PAST 5 YEARS          TRUSTEE             HELD BY TRUSTEE(4)
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE

John T. O'Neill(6)          Trustee           2/25/88      Private Investor;               32                     None
Age 58                                                     Executive Vice President
                                                           and Chief Financial
                                                           Officer, Hasbro, Inc.
                                                           (toy and game
                                                           manufacturer) until
OFFICERS                                                   December 1999.

Keith T. Banks(7)           President         9/5/02       Chief Investment Officer        N/A                    N/A
590 Madison Avenue,                                        and Chief Executive
36th Floor                                                 Officer of Columbia
Mail Stop NY EH                                            Management Group, Inc.
30636A                                                     since August 2000;
New York, NY  10022                                        formerly Managing
Age 46                                                     Director and Head of U.S
                                                           Equity, J.P. Morgan
                                                           Investment Management
                                                           from November 1996 to
                                                           August 2000.

                                                                                        NUMBER OF
                                                                                      PORTFOLIOS IN
                                             TERM OF                                      FUND
                           POSITION(S)     OFFICE AND                                   COMPLEX(3)
                            HELD WITH       LENGTH OF     PRINCIPAL OCCUPATION(S)      OVERSEEN BY          OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE(1)     GALAXY       TIME SERVED(2)    DURING PAST 5 YEARS          TRUSTEE             HELD BY TRUSTEE(4)
------------------------------------------------------------------------------------------------------------------------------------
Joseph R. Palombo(8)          Vice            9/5/02       Chief Operating Officer of      N/A                    N/A
One Financial Center        President                      Columbia Management Group,
Boston, MA  02111                                          Inc. since November 2001;
Age 48                                                     Chief Operations Officer of
                                                           Mutual Funds, Liberty
                                                           Financial Companies, Inc.
                                                           from August 2000 to
                                                           November 2001; Executive
                                                           Vice President of Stein Roe
                                                           & Farnham Incorporated
                                                           since April 1999 and
                                                           Director since September
                                                           2000; Executive Vice
                                                           President and Director of
                                                           Colonial Management
                                                           Associates, Inc. since
                                                           April 1999; Executive Vice
                                                           President and Chief
                                                           Administrative Officer of
                                                           Liberty Funds Group, LLC
                                                           since April 1999; Trustee
                                                           and Chairman of the Board
                                                           of the Stein Roe Family of
                                                           Funds since October 2000;
                                                           Manager of Stein Roe
                                                           Floating Rate Limited
                                                           Liability Company since
                                                           October 2000; Vice
                                                           President of the Liberty
                                                           Funds from April 1999 to
                                                           August 2000; Chief
                                                           Operating Officer and Chief
                                                           Compliance Officer, Putnam
                                                           Mutual Funds from December
                                                           1993 to March 1999.


Glen P. Martin(9) One          Vice           9/5/02       Director, Strategy and          N/A                    N/A
Financial Center            President                      Product Management Division
Boston, MA  02111                                          and Senior Vice President of
43                                                         Columbia Management Group,
                                                           Inc. since March 2002;
                                                           Interim Managing Director,
                                                           Mutual Fund Division and
                                                           Senior Vice President of
                                                           Fleet Investment Management
                                                           from April 2001 to March 2002;
                                                           Director, Product Development
                                                           and Marketing and Senior Vice
                                                           President of Fleet Investment
                                                           Management from 1999 to
                                                           April 2001; Investment
                                                           Marketing Manager and Vice
                                                           President of Fleet Investment
                                                           Management from 1997 to 1999.


                                                                                        NUMBER OF
                                                                                      PORTFOLIOS IN
                                             TERM OF                                      FUND
                           POSITION(S)     OFFICE AND                                   COMPLEX(3)
                            HELD WITH       LENGTH OF     PRINCIPAL OCCUPATION(S)      OVERSEEN BY          OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE(1)     GALAXY       TIME SERVED(2)    DURING PAST 5 YEARS          TRUSTEE             HELD BY TRUSTEE(4)
------------------------------------------------------------------------------------------------------------------------------------
Vicki L. Benjamin(10)          Chief          9/5/02       Vice President of               N/A                    N/A
One Financial Center         Accounting                    Liberty Funds
Boston, MA  02111           Officer and                    Group, LLC since
Age 40                       Controller                    April 2001;
                                                           formerly Vice
                                                           President,
                                                           Corporate Audit,
                                                           State Street Bank
                                                           and Trust Company
                                                           from May 1998 to
                                                           April 2001; Audit
                                                           Manager, Coopers &
                                                           Lybrand, LLP, from July
                                                           1994 to June 1997, Senior
                                                           Audit Manager from July
                                                           1997 to May 1998.

J. Kevin Connaughton(11)    Treasurer         9/5/02       Senior Vice                     N/A                    N/A
One Financial Center                                       President of
Boston, MA  02111                                          Liberty Funds
Age 37                                                     Group, LLC since
                                                           January 2001, Vice
                                                           President from
                                                           April 2000 to
                                                           January 2001; Vice
                                                           President of Colonial
                                                           Management Associates,
                                                           Inc. from February 1998
                                                           to October 2000;
                                                           formerly
                                                           Senior Tax Manager,
                                                           Coopers & Lybrand, LLP
                                                           from April 1996 to
                                                           January 1998.

W. Bruce McConnel(12)       Secretary         4/03/86      Partner of the law firm         N/A                    N/A
One Logan Square                                           Drinker Biddle &
18th & Cherry Streets                                      Reath LLP.
Philadelphia, PA 19103
Age 59

     ---------------
     1. Each trustee may be contacted by writing to the trustee, c/o The Galaxy Fund, One Financial Center, Boston, Massachusetts 02111, Attn:
          Glen P. Martin.

     2. Each trustee holds offices for an indefinite term until the earliest of: (a) the election of his successor; (b) the date a trustee dies, resigns or is removed or adjudged incompetent by the Board of Trustees in accordance with Galaxy's Declaration of Trust; (c) in accordance with the current resolutions of the Board of Trustees (which may be changed by the trustees without shareholder approval) at the end of the calendar year during which the trustee attains the age of 70 years (75 years with respect to each current trustee except Mr. Froot); or
          (d) Galaxy terminates. Each officer holds office for an indefinite term until the earliest of: (a) the election of his successor; (b) the date an officer dies, resigns or is removed by the Board of Trustees in accordance with Galaxy's Code of Regulations; or (c) Galaxy terminates.

     3. The "Fund Complex" consists of all registered investment companies for which Fleet or any of its affiliates serves as investment adviser, including Galaxy, The Galaxy VIP Fund and Galaxy Fund II. In addition to Galaxy (23 open-end investment company portfolios), each trustee also serves as a trustee of The Galaxy VIP Fund (8 open-end investment company portfolios) and Galaxy Fund II (1 open-end investment company portfolio). In addition to Galaxy, Mr. Vicks serves as Chairman of The Galaxy VIP Fund and Galaxy Fund II.

     4. Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

     5. Prior to June 26, 2000, Mr. Froot was a trustee of the Boston 1784 Funds, which was advised by Fleet National Bank, an affiliate of Fleet. On June 26, 2000, the Boston 1784 Funds were reorganized into Galaxy.

     6. Mr. O'Neill is considered to be an Interested Trustee because he owns securities issued by FleetBoston Financial Corporation.

     7. Mr. Banks also serves as President of The Galaxy VIP Fund, Galaxy Fund II and the Liberty Family of Funds ("Liberty Funds"). The Liberty Funds consist of 53 open-end and 9 closed-end investment company portfolios.

     8. Mr. Palombo also serves as Vice President of The Galaxy VIP Fund and Galaxy Fund II.

     9. Mr. Martin also serves as Vice President of The Galaxy VIP Fund and Galaxy Fund II.

     10. Ms. Benjamin also serves as Chief Accounting Officer and Controller of The Galaxy VIP Fund, Galaxy Fund II, the Liberty Funds and the Liberty All-Star Family of Funds ("Liberty All-Star Funds"). The Liberty All-Star Funds consist of 2 closed-end investment company portfolios.

     11. Mr. Connaughton also serves as Treasurer of The Galaxy VIP Fund, Galaxy Fund II, the Liberty Funds, the Liberty All-Star Funds and the Stein Roe Family of Funds ("Stein Roe Funds") Funds. The Stein Roe Funds consist of 40 open-end investment company portfolios and 1 limited liability company.

     12. Mr. McConnel also serves as Secretary of The Galaxy VIP Fund and Galaxy Fund II.

STANDING BOARD COMMITTEES

         The Board of Trustees has established three committees, i.e., Audit, Nominating and Valuation.

         The Audit Committee annually considers the engagement and compensation of Galaxy's independent auditors, oversees the audit process and reviews with the auditors the scope and results of the audit of Galaxy's financial statements. The Audit Committee is a "committee of the whole" in that all of the trustees serve on the Committee. The Audit Committee met four times during the fiscal year ended July 31, 2001.

         The Nominating Committee is responsible for the selection and nomination of candidates for appointment or election to serve as trustees. The Nominating Committee consists of three Independent Trustees (Messrs. DeThomasis, Seed and Vicks). There were no formal meetings of the Nominating Committee during the fiscal year ended July 31, 2001. The Nominating Committee will consider nominees recommended by shareholders. Recommendations should be submitted to the Committee in care of Galaxy's Secretary.

         The Valuation Committee is responsible for the review of pricing and valuation issues as needed. The Valuation Committee consists of two Independent Trustees (Messrs. Seed and

Vicks). There was one formal meeting of the Valuation Committee during the fiscal year ended July 31, 2001.

TRUSTEE OWNERSHIP OF FUND SHARES

         The following table shows the dollar range of shares beneficially owned by each trustee in the Funds and other portfolios of Galaxy, The Galaxy VIP Fund and Galaxy Fund II.

-------------------------------------------------------------------------------------------------------------------
                                                                                  AGGREGATE DOLLAR RANGE OF
                                                                                  EQUITY SECURITIES IN ALL
                                               DOLLAR RANGE OF                  PORTFOLIOS IN GALAXY COMPLEX(2)
NAME OF TRUSTEE                        EQUITY SECURITIES IN THE FUNDS(1)            OVERSEEN BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

Dwight E. Vicks, Jr.                                 None                               over $100,000

Kenneth A. Froot                                     None                               over $100,000

Louis DeThomasis                                     None                               over $100,000

James M. Seed                                        None                               over $100,000

INTERESTED TRUSTEE

John T. O'Neill                                      None                               over $100,000

------------
(1) Includes the value of shares beneficially owned by each trustee in the Funds as of December 31, 2001.

(2) Includes the value of shares beneficially owned by each trustee in Galaxy, The Galaxy VIP Fund, and Galaxy Fund II as of December 31, 2001. On such date, Galaxy consisted of 40 portfolios, The Galaxy VIP Fund consisted of 8 portfolios and Galaxy Fund II consisted of 5 portfolios.

         Each trustee receives an annual aggregate fee of $54,000 for his services as a trustee of Galaxy, The Galaxy VIP Fund ("Galaxy VIP") and Galaxy Fund II ("Galaxy II") (collectively, the "Trusts"), plus an additional $4,000 for each in-person Galaxy Board meeting attended and $1,500 for each in-person Galaxy VIP or Galaxy II Board meeting attended not held concurrently with an in-person Galaxy meeting, and is reimbursed for expenses incurred in attending all meetings. Each trustee also receives $750 for each telephone Board meeting in which the trustee participates, $1,000 for each in-person Board committee meeting attended and $500 for each telephone Board committee meeting in which the trustee participates. The Chairman of the Boards of the Trusts is entitled to an additional annual aggregate fee in the amount of $4,000 for his services in this capacity. The foregoing trustees' and officers' fees are allocated among the portfolios of the Trusts based on their relative net assets.

         Effective March 1, 1996, each trustee became entitled to participate in The Galaxy Fund, The Galaxy VIP Fund and Galaxy Fund II Deferred Compensation Plans (the "Original Plans"). Effective January 1, 1997, the Original Plans were merged into The Galaxy Fund/The Galaxy VIP Fund/Galaxy Fund II Deferred Compensation Plan (together with the Original Plans, the "Plan"). Under the Plan, a trustee may elect to have his deferred fees treated as if they had been invested by the Trusts in the shares of one or more portfolios in the Trusts, or other types of investment options, and the amount paid to the trustees under the Plan will be determined based upon the performance of such investments. Deferral of trustees' fees will have no effect on a portfolio's assets, liabilities, and net income per share, and will not obligate the Trusts to retain the services of any trustee or obligate a portfolio to any level of compensation to the trustee. The Trusts may invest in underlying securities without shareholder approval.

         No employee of Fleet or any of its affiliates or of PFPC Inc. ("PFPC"), Galaxy's sub-administrator, receives any compensation from Galaxy for acting as an officer. As of October 31, 2002, the trustees and officers of Galaxy owned less than 1% of its outstanding shares.

         The following chart provides certain information about the fees received by Galaxy's trustees during the Funds' fiscal year ended July 31, 2002.

==================================================================================================================
                                           AGGREGATE        PENSION OR RETIREMENT     TOTAL COMPENSATION FROM
                                         COMPENSATION        BENEFITS ACCRUED AS     GALAXY AND FUND COMPLEX(1)
      NAME OF PERSON/POSITION             FROM GALAXY       PART OF FUND EXPENSES         PAID TO TRUSTEES
------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

Dwight E. Vicks, Jr.
Chairman and Trustee                       $74,654                 None                      $78,250

Donald B. Miller(2,4)
Trustee                                    $31,722                 None                      $33,250

Rev. Louis DeThomasis
Trustee                                    $70,360                 None                      $73,750

James M. Seed(4)
Trustee                                    $70,122                 None                      $73,500

Kenneth A. Froot(3,4)
Trustee                                    $69,645                 None                      $73,000

Bradford S. Wellman(2)
Trustee                                    $18,127                 None                      $19,000

INTERESTED TRUSTEES

John T. O'Neill(4,5)
President, Treasurer
and Trustee                                $72,745                 None                      $76,250

--------------
(1) The "Fund Complex" consists of all registered investment companies for which Fleet or any of its affiliates serves as investment adviser, including Galaxy, The Galaxy VIP Fund and Galaxy Fund II. In addition to Galaxy, each trustee also serves as a trustee of The Galaxy VIP Fund and Galaxy Fund II and receives compensation for such services.

(2) Mr. Miller retired as a trustee of Galaxy, The Galaxy VIP Fund and Galaxy Fund II on December 31, 2001. Mr. Miller and Bradford S. Wellman, who resigned as a trustee of Galaxy, The Galaxy VIP Fund and Galaxy Fund II on December 14, 2000, currently serve as emeritus trustees of Galaxy, The Galaxy VIP Fund and Galaxy Fund II and receive the same meeting fees as the trustees and reimbursement for expenses incurred in attending meetings.

(3) Mr. Froot was appointed a trustee of Galaxy, The Galaxy VIP Fund and Galaxy Fund II on December 15, 2000.

(4) Deferred compensation (including interest) in the amounts of $34,449, $70,750, $(932) and $69,523 accrued during Galaxy's fiscal year ended July 31, 2002 for Messrs. Miller, O'Neill, Seed and Froot, respectively.

(5) Mr. O'Neill resigned as President and Treasurer of Galaxy, The Galaxy VIP Fund and Galaxy Fund II on September 5, 2002.

SHAREHOLDER AND TRUSTEE LIABILITY

         Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, Galaxy's Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of Galaxy, and that every note, bond, contract, order or other undertaking made by Galaxy shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions outside such capacity or some other reason. The Declaration of Trust also provides that Galaxy shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of Galaxy, and shall satisfy any judgment thereon. Thus, the risk of shareholder liability is limited to circumstances in which Galaxy itself would be unable to meet its obligations.

         The Declaration of Trust states further that no trustee, officer or agent of Galaxy shall be personally liable for or on account of any contract, debt, claim, damage, judgment or decree arising out of or connected with the administration or preservation of the trust estate or the conduct of any business of Galaxy; nor shall any trustee be personally liable to any person for any action or failure to act except by reason of his own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties as trustee. The Declaration of Trust also provides that all persons having any claim against the trustees or Galaxy shall look solely to the trust property for payment.

         With the exceptions stated, the Declaration of Trust provides that a trustee is entitled to be indemnified against all liabilities and expenses reasonably incurred by him in connection with the defense or disposition of any proceeding in which he may be involved or with which he may be threatened by reason of his being or having been a trustee, and that the Board of Trustees shall indemnify representatives and employees of Galaxy to the same extent to which they themselves are entitled to indemnification.

                               INVESTMENT ADVISER
         Fleet, a wholly-owned subsidiary of Columbia Management Group, Inc. and an indirect wholly-owned subsidiary of FleetBoston Financial Corporation, serves as investment adviser to the Funds. In its advisory agreement, Fleet has agreed to provide investment advisory services to the Funds as described in the Prospectuses. Fleet has also agreed to pay all expenses incurred by it in connection with its activities under the advisory agreement other than the cost of securities (including brokerage commissions) purchased for the Funds. See "Expenses" below.
         For the services provided and expenses assumed, Fleet is entitled to receive advisory fees, computed daily and paid monthly, at the annual rate of 0.40% of the first $750,000,000 of each Fund's average daily net assets, plus 0.35% of each Fund's average daily net assets in excess of $750,000,000. Fleet may from time to time, in its discretion, allocate a portion of its advisory fees to Fleet Bank or other subsidiaries of FleetBoston Financial Corporation in consideration of their efforts in the sale of shares of the Funds.

         For the fiscal years ended July 31, 2002, July 31, 2001 and July 31, 2000, Galaxy paid advisory fees to Fleet with respect to the Funds as set forth below:

                                               FOR THE FISCAL YEARS ENDED JULY 31,
            FUND                     2002                       2001                     2000
            ----                     ----                       ----                     ----
Prime Reserves                      $17,735,952             $16,918,990              $15,722,584
Tax-Exempt Reserves                    $819,010               $ 860,638                $ 726,319
Government Reserves                  $1,009,435               $ 934,484                $ 699,562

         The advisory agreement provides that Fleet shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of its duties under the advisory agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Fleet in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. Unless sooner terminated, the advisory agreement will continue in effect with respect to a particular Fund from year to year as long as such continuance is approved at least annually (i) by the vote of a majority of trustees who are not parties to such advisory agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval; and (ii) by Galaxy's Board of Trustees, or by a vote of a majority of the outstanding shares of such Fund. The term "majority of the outstanding shares of such Fund" means, with respect to approval of an advisory agreement, the vote of the lesser of (i) 67% or more of the shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The advisory agreement may be terminated by Galaxy or by Fleet on sixty days' written notice and will terminate immediately in the event of its assignment.
BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

         At a meeting held on June 10-11, 2002, the Board of Trustees of Galaxy, including the Independent Trustees, approved the continuation of Galaxy's investment advisory agreement with Fleet with respect to each Fund for an additional one-year period. In connection with such approval, the trustees considered, with the assistance of independent counsel, their legal responsibilities and reviewed the nature and quality of Fleet's services provided to each Fund and Fleet's experience and qualifications. Among other items, the trustees also reviewed and considered: (1) a Lipper report comparing the advisory fees and total expense ratio of each Fund to Lipper data on investment objective peer group averages and industry peer group averages; (2) a report on each Fund's advisory fee structure, which included assets, maximum contractual advisory fees compared to advisory fees paid and advisory fee waivers and expense reimbursements for such Fund; (3) a Lipper report comparing:
(i) the performance of each Fund to the applicable Lipper average and performance universe average, (ii) the contractual management fee for each Fund with that of funds with the same investment classification, (iii) the expenses for each Fund to expense group averages, and (iv) the expense ratio components (such as contractual management fees and actual administrative fees) for each Fund to expense groups; and (4) a report on Fleet's profitability related to providing advisory services to Galaxy after taking into account (i) advisory fees and any other benefits realized by Fleet or any of its affiliates as a result of Fleet's role as adviser to Galaxy, and (ii) the direct and indirect expenses incurred by Fleet in providing such advisory services to Galaxy.

         After discussion, the Board of Trustees concluded that Fleet had the capabilities, resources and personnel necessary to manage each Fund. The Board of Trustees also concluded that based on the services that Fleet would provide to each Fund under the investment advisory agreement and the expenses incurred by Fleet in the performance of such services, the compensation to be paid to Fleet was fair and equitable with respect to each Fund. Based upon such information as it considered necessary to the exercise of its reasonable business judgment, the Board of Trustees concluded unanimously that it was in the best interests of the Funds to continue the investment advisory agreement with Fleet for an additional one-year period.

       ADMINISTRATOR, SUB-ADMINISTRATOR AND PRICING AND BOOKKEEPING AGENT

         Effective July 22, 2002, Fleet also serves as the Funds' administrator. Pursuant to its administration agreement with Galaxy (the "Administration Agreement"), Fleet generally assists in the administration and operation of the Funds. Fleet has agreed to maintain office facilities for the Funds and furnish the Funds with internal legal, accounting (other than certain pricing and bookkeeping services), compliance, audit and risk management services. In addition, Fleet prepares the Funds' annual and semi-annual reports to shareholders and the SEC, federal and state tax returns, and filings with state securities commissions, administers Galaxy's Code of Ethics; administers the Funds' operating policies, maintains the Funds' books and records, and generally assists in all aspects of the Funds' operations. Pursuant to the Administration Agreement, Fleet may delegate to another organization the performance of some or all of these services, in which case Fleet will be responsible for all compensation payable to such organization and will remain liable for losses or failures resulting from the actions or omissions of such agent. Fleet has entered into a Sub-Administration Agreement with PFPC Inc. ("PFPC"), pursuant to which PFPC has agreed to provide the Funds with certain of the services which the Funds are entitled to receive under the Administration Agreement with Fleet. For the services provided to the Funds, Fleet is entitled to receive administration fees based on the combined average daily net assets of the Funds and the other portfolios offered by Galaxy, computed daily and paid monthly, at the following annual rates:

            COMBINED AVERAGE DAILY NET ASSETS           ANNUAL RATE
            ---------------------------------           -----------
            Up to $2.5 billion                             0.090%
            From $2.5 to $5 billion                        0.085%
            From $5 to $12 billion                         0.075%
            From $12 to $15 billion                        0.065%
            From $15 to $18 billion                        0.060%
            From $18 to $21 billion                       0.0575%
            From $21 to $30 billion                       0.0525%
            Over $30 billion                               0.050%

         Effective July 22, 2002, Colonial Management Associates, Inc. ("CMA"), an affiliate of Fleet, serves as the Funds' pricing and bookkeeping agent. Pursuant to its pricing and bookkeeping agreement with Galaxy (the "Pricing and Bookkeeping Agreement"), CMA has agreed to provide certain pricing and bookkeeping services to the Funds, including determining and timely communicating the Funds' net asset values and maintaining and preserving the Funds' accounting records. Pursuant to the Pricing and Bookkeeping Agreement, CMA may delegate to another organization the performance of some or all of these services, in which case CMA will be responsible for all compensation payable to such organization and will remain liable for losses or failures resulting from the actions or omissions of such agent. CMA has entered into an agreement with PFPC, pursuant to which PFPC has agreed to provide the Funds with certain of the services which the Funds are entitled to receive under the Pricing and Bookkeeping Agreement. For the services provided to the Funds, CMA is entitled to receive an annual fee based on the average net assets of each Fund as follows:

                        ASSETS                                           FEE
                        ------                                           ---
       Net assets under $50 million                                    $25,000
       Net assets of $50 million but less than $200 million            $35,000
       Net assets of $200 million but less than $500 million           $50,000
       Net assets of $500 million but less than $1 billion             $85,000
       Net assets in excess of $1 billion                             $125,000

         The Administration Agreement and Pricing and Bookkeeping Agreement each provide that, absent willful misfeasance, bad faith, negligence or reckless disregard of duty, Fleet or CMA, as the case may be, shall not be liable to Galaxy or any Fund, to any shareholder of Galaxy or any Fund, or to any other person, firm or organization, for any act or omission in the course of, or connected with, rendering the services under the Administration Agreement or the Pricing and Bookkeeping Agreement, respectively.

         Each of the Administration Agreement and Pricing and Bookkeeping Agreement provide that (i) it shall continue in effect from year to year so long as approved annually by vote of a majority of Galaxy's Trustees who are not affiliated with Fleet or CMA, as the case may be; (ii) it may be terminated by either party at any time without penalty on 60 days' written notice to the other party; and (iii) it may be terminated at any time for cause by either party if such cause remains unremedied for a reasonable period not to exceed 90 days after receipt of written notification of such cause.

         Prior to July 22, 2002, PFPC, a majority-owned subsidiary of PNC Financial Services Group, served as Galaxy's administrator and was entitled to receive administration fees, effective May 31, 2001, based on the combined average daily net assets of the Funds and the other portfolios offered by Galaxy, computed daily and paid monthly, at the same annual rates as are currently payable to Fleet under the Administration Agreement.

         For the period from June 26, 2000 through May 30, 2001, Galaxy paid PFPC administration fees based on the combined average daily net assets of the Funds and the other portfolios offered by Galaxy, computed daily and paid monthly, at the following annual rates:

             COMBINED AVERAGE DAILY NET ASSETS           ANNUAL RATE
             ---------------------------------           -----------
             Up to $2.5 billion                             0.090%
             From $2.5 to $5 billion                        0.085%
             From $5 to $12 billion                         0.075%
             From $12 to $15 billion                        0.065%
             From $15 to $18 billion                        0.060%
             From $18 to $21 billion                       0.0575%
             Over $21 billion                              0.0525%

         Prior to June 26, 2000, Galaxy paid PFPC administration fees based on the combined average daily net assets of the Funds and the other portfolios offered by Galaxy at the following annual rates:

             COMBINED AVERAGE DAILY NET ASSETS           ANNUAL RATE
             ---------------------------------           -----------
             Up to $2.5 billion                             0.090%
             From $2.5 to $5 billion                        0.085%
             From $5 to $12 billion                         0.075%
             From $12 to $15 billion                        0.065%
             From $15 to $18 billion                        0.060%
             Over $18 billion                              0.0575%

         PFPC was also entitled to receive a separate annual fee from each Galaxy portfolio for certain fund accounting services at the same annual rate as the fee currently payable to CMA under the Pricing and Bookkeeping Agreement.

         For the fiscal years ended July 31, 2002, July 31, 2001 and July 31, 2000, PFPC and/or Fleet received administration fees as set forth below:

                                                 FOR THE FISCAL YEARS ENDED JULY 31,
               FUND                  2002                       2001                       2000
               ----                  ----                       ----                       ----
Prime Reserves                       $3,243,938               $3,136,058                  $3,201,005
Tax-Exempt Reserves                    $133,866                $ 142,624                   $ 132,655
Government Reserves                    $164,972                $ 154,823                   $ 127,688

                          CUSTODIAN AND TRANSFER AGENT
         JPMorgan Chase Bank ("JPMorgan Chase"), located at One Chase Manhattan Plaza, New York, New York 10081, a wholly-owned subsidiary of J.P. Morgan Chase & Co., serves as the custodian of the Funds' assets pursuant to a Global Custody Agreement. Effective January 1, 2003, PFPC Trust Company ("PFPC Trust"), a subsidiary of PNC Financial Services Group, located at 8800 Tinicum Boulevard, Philadelphia, Pennsylvania 19153, will serve as custodian of the Funds' assets pursuant to a Custodian Services Agreement.

         Under the Global Custody Agreement and Custodian Services Agreement, JPMorgan Chase and PFPC Trust have agreed to: (i) maintain a separate account or accounts in the name of each Fund; (ii) hold and disburse portfolio securities on account of each Fund; (iii) collect and make disbursements of money on behalf of each Fund; (iv) collect and receive all income and other payments and distributions on account of each Fund's portfolio securities; (v) respond to correspondence from security brokers and others relating to its duties; and (vi) make periodic reports to the Board of Trustees concerning the Funds' operations. Each of JPMorgan Chase and PFPC Trust is authorized to select one or more banks or trust companies to serve as sub-custodian for the Funds, provided that JPMorgan Chase or PFPC Trust, as the case may be, shall remain responsible for the performance of all of its duties under the respective custodian agreement and shall be liable to the Funds for any loss which shall occur as a result of the failure of a sub-custodian to exercise reasonable care with respect to the safekeeping of the Funds' assets. The assets of the Funds are held under bank custodianship in compliance with the 1940 Act.
         PFPC also serves as the Funds' transfer and dividend disbursing agent, pursuant to a Transfer Agency and Services Agreement (the "Transfer Agency Agreement"). Communications to PFPC should be directed to PFPC at P.O. Box 5108, 4400 Computer Drive, Westborough, Massachusetts 01581. Under the Transfer Agency Agreement, PFPC has agreed to: (i) issue and redeem shares of each Fund; (ii) transmit all communications by each Fund to its shareholders of record, including reports to shareholders, dividend and distribution notices and proxy materials for meetings of shareholders; (iii) respond to correspondence by security brokers and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to the Board of Trustees concerning Galaxy's operations.

                                    EXPENSES
         Fleet, CMA and PFPC bear all expenses in connection with the performance of their services for the Funds, except that Galaxy bears the expenses incurred in the Funds' operations including: taxes; interest; fees (including fees paid to its trustees and officers who are not affiliated with Fleet, CMA or PFPC); SEC fees; state securities fees; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; advisory, administration, shareholder servicing, Rule 12b-1 distribution, fund accounting and custody fees; charges of the transfer agent and dividend disbursing agent; certain insurance premiums; outside auditing and legal expenses; costs of independent pricing services; costs of shareholder reports and meetings; and any extraordinary expenses. The Funds also pay for brokerage fees and commissions in connection with the purchase of portfolio securities.
                             PORTFOLIO TRANSACTIONS

         Debt securities purchased or sold by the Funds are generally traded in the over-the-counter market on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

         Transactions in the over-the-counter market are generally principal transactions with dealers and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, Fleet will normally deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere or as described below.

         The Funds do not intend to seek profits from short-term trading. Their annual portfolio turnover will be relatively high, but since brokerage commissions are normally not paid on money market instruments, it should not have a material effect on the net income of any of these Funds.

         In purchasing or selling securities for the Funds, Fleet will seek to obtain the best net price and the most favorable execution of orders. To the extent that the execution and price offered by more than one broker/dealer are comparable, Fleet may effect transactions in portfolio securities with broker/dealers who provide research, advice or other services such as market investment literature.

         Except as permitted by the SEC or applicable law, the Funds will not acquire portfolio securities from, make savings deposits in, enter into repurchase or reverse repurchase agreements with, or sell securities to, Fleet, PFPC, or their affiliates, and will not give preference to affiliates and correspondent banks of Fleet with respect to such transactions.
         Galaxy is required to identify any securities of its "regular brokers or dealers" that the Funds have acquired during Galaxy's most recent fiscal year. At July 31, 2002, the following Funds held securities of their "regular brokers or dealers":

-----------------------------------------------------------------------------------------------------------------------
FUND                                   BROKER/DEALER                     TYPE OF SECURITY                     VALUE
-----------------------------------------------------------------------------------------------------------------------
Prime Reserves                Goldman Sachs Group, Inc.                Commercial Paper                   $  74,929,543

Prime Reserves                Goldman Sachs Group, Inc.                Commercial Paper                   $  49,953,028

Prime Reserves                Goldman Sachs Group, Inc.                Commercial Paper                   $  49,945,917

Prime Reserves                JP Morgan Chase & Co.                    Repurchase Agreement               $ 283,959,000

Government Reserves           Credit Suisse First Boston, Corp.        Repurchase Agreement               $  25,000,000

Government Reserves           JP Morgan Chase & Co.                    Repurchase Agreement               $  43,590,000

         Investment decisions for each Fund are made independently from those for the other Funds and portfolios of Galaxy and for any other investment companies and accounts advised or managed by Fleet. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund, another portfolio of Galaxy, and/or another investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which Fleet believes to be equitable to the Fund and such other portfolio, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by such Fund. To the extent permitted by law, Fleet may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for Galaxy's other Funds and portfolios, or other investment companies or accounts in order to obtain best execution.

                         DISTRIBUTION AND SERVICES PLAN
         Galaxy has adopted a Distribution and Services Plan pursuant to Rule 12b-1 (the "Rule") under the 1940 Act with respect to the Funds. Under the Distribution and Services Plan, Galaxy may pay (i) LFDI or another person for distribution services provided and expenses assumed and

(ii) broker-dealers or other financial institutions ("Service Organizations") for shareholder administrative support services provided to shareholders of the Funds.

         Payments to LFDI are to compensate it for distribution assistance and expenses assumed and activities primarily intended to result in the sale of shares, including compensating dealers and other sales personnel (which may include Quick & Reilly and other affiliates of Fleet), direct advertising and marketing expenses and expenses incurred in connection with preparing, mailing and distributing or publishing advertisements and sales literature, for printing and mailing Prospectuses and Statements of Additional Information (except those used for regulatory purposes or for distribution to existing shareholders), and costs associated with implementing and operating the Distribution and Services Plan.
         The servicing agreements adopted under the Distribution and Services Plan require the Service Organizations receiving such compensation (which may include Quick & Reilly and other affiliates of Fleet) to perform certain services, including providing administrative services with respect to the beneficial owners of shares of the Funds, such as establishing and maintaining accounts and records for their customers who invest in such shares, assisting customers in processing purchase, exchange and redemption requests and/or in changing dividend options and account descriptions, developing, maintaining and supporting systems necessary to support cash management services, such as sweep arrangements, and responding to customer inquiries concerning their investments.

         Under the Distribution and Services Plan, payments by Galaxy for distribution expenses may not exceed 0.75% (annualized) of the average daily net assets of a Fund and payments for shareholder administrative support services may not exceed 0.25% (annualized) of the average daily net asset value of a Fund's outstanding shares which are owned of record or beneficially by a Service Organization's customers for whom the Service Organization is the owner of record or shareholder of record or with whom it has a servicing relationship. As of the date of this Statement of Additional Information, Galaxy intends to limit payments under the Distribution and Services Plan to an aggregate fee of not more than 0.56% (on an annualized basis) of the average daily net assets of the Prime Reserves and not more than 0.51% (on an annualized basis) of the average daily net assets of the Tax-Exempt Reserves and Government Reserves.

         Payments for distribution expenses under the Distribution and Services Plan are subject to the Rule. The Rule defines distribution expenses to include the cost of "any activity which is primarily intended to result in the sale of shares issued by" Galaxy. The Rule provides, among other things, that an investment company may bear such expenses only pursuant to a plan adopted in accordance with the Rule. In accordance with the Rule, the Distribution and Services Plan provides that a report of the amounts expended under the Distribution and Services Plan, and the purposes for which such expenditures were incurred, will be made to the Board of Trustees for its review at least quarterly. The Distribution and Services Plan provides that it may not be amended to increase materially the costs which the Funds may bear for distribution pursuant to the Distribution and Services Plan without shareholder approval, and that any other type of material amendment must be approved by a majority of the Board of Trustees, and by a majority of the trustees who are neither "interested persons" (as defined in the 1940 Act) of Galaxy nor have any direct or indirect financial interest in the operation of the Distribution and Services Plan or in any related agreements (the "12b-1 Trustees"), by vote cast in person at a meeting called for the purpose of considering such amendments.

         During the fiscal year ended July 31, 2002, the Prime Reserves, Tax-Exempt Reserves and Government Reserves bore distribution fees and shareholder servicing fees under the Distribution and Services Plan as set forth in the table below:

                                                                                                 SHAREHOLDER
  FUND                                                                   DISTRIBUTION FEES      SERVICES FEES
  ----                                                                   ----------------       --------------
  Prime Reserves                                                            $15,376,841          $12,400,679
  Tax-Exempt Reserves                                                       $   532,357          $   511,881
  Government Reserves                                                       $   656,133          $   630,897

During this period, all amounts paid under the Distribution and Services Plan were attributable to payments to broker-dealers.

         Galaxy's Board of Trustees has concluded that there is a reasonable likelihood that the Distribution and Services Plan will benefit each of the Funds and their respective shareholders. The Distribution and Services Plan is subject to annual reapproval by a majority of the 12b-1 Trustees and is terminable at any time with respect to a Fund by a vote of a majority of the 12b-1 Trustees or by vote of the holders of a majority of the outstanding shares of the Fund. Any agreement entered into pursuant to the Distribution and Services Plan with a Service Organization is terminable with respect to a Fund without penalty, at any time, by vote of a majority of the 12b-1 Trustees, by vote of the holders of a majority of the outstanding shares of the Fund, or by the Service Organization. An agreement will also terminate automatically in the event of its assignment.

         As long as the Distribution and Services Plan is in effect, the nomination of the trustees who are not interested persons of Galaxy (as defined in the 1940 Act) must be committed to the discretion of the 12b-1 Trustees.

                                   DISTRIBUTOR
         Effective July 22, 2002, LFDI serves as Galaxy's distributor. LFDI, an affiliate of Fleet, is a registered broker-dealer with principal offices located at One Financial Center, Boston, Massachusetts 02111.

         Unless otherwise terminated, the Distribution Agreement between Galaxy and LFDI remains in effect until July 22, 2003, and will continue from year to year upon annual approval by Galaxy's Board of Trustees, or by the vote of a majority of the outstanding shares of Galaxy and by the vote of a majority of the Board of Trustees of Galaxy who are not parties to the Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement will terminate in the event of its assignment, as defined in the 1940 Act. LFDI does not receive any compensation from Galaxy or any of the Funds for its services under the Distribution Agreement.

         Prior to July 22, 2002, PFPC Distributors, Inc., an affiliate of PFPC, served as Galaxy's distributor. Prior to January 2, 2001, Provident Distributors, Inc. served as Galaxy's distributor.
                                    AUDITORS
         Ernst & Young LLP, independent auditors, with offices at 200 Clarendon Street, Boston, Massachusetts 02116-5072, serves as auditors for Galaxy. The financial highlights for the respective Funds included in their Prospectuses and the financial statements for the Funds contained in the Funds' Annual Report to Shareholders and incorporated by reference into this Statement of Additional Information for the fiscal year ended July 31, 2002 have been audited by Ernst & Young LLP.
                                     COUNSEL

         Drinker Biddle & Reath LLP (of which W. Bruce McConnel, Secretary of Galaxy, is a partner), One Logan Square, 18th & Cherry Streets, Philadelphia, Pennsylvania 19103, are counsel to Galaxy and will pass upon certain legal matters on its behalf.

                                 CODES OF ETHICS
         Galaxy, Fleet and LFDI have adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act that permit investment personnel subject to their particular codes of ethics to invest in securities, including securities that may be purchased or held by the Funds, for their own accounts. The codes of ethics are on public file with, and are available from, the Securities and Exchange Commission's Public Reference Room in Washington, D.C.
                        PERFORMANCE AND YIELD INFORMATION

         The standardized annualized seven-day yields for the Funds are computed by: (1) determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account in a Fund having a balance of one share at the beginning of a seven-day period, for which the yield is to be quoted, (2) dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and (3) annualizing the results (i.e., multiplying the base period return by (365/7)). The net change in the value of the account in each Fund includes the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, and all fees that are charged by a Fund to all shareholder accounts in proportion to the length of the base period, other than non-recurring account and sales charges. For any account fees that vary with the size of the account, the amount of fees charged is computed with respect to the Fund's mean (or median) account size. The capital changes to be excluded from the calculation of the net change in account value are realized gains and losses from the sale of securities and unrealized appreciation and depreciation. The effective compound yield quotation for each Fund is computed by adding 1 to the unannualized base period return (calculated as described above), raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

         In addition, the Tax-Exempt Reserves may calculate a "tax-equivalent yield." The tax equivalent yield is computed by dividing that portion of a Fund's yield which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the Fund's computed yield that is not tax-exempt. Tax-equivalent yields assume the payment of federal income taxes at a rate of 31%.
         The current yields for the Funds may be obtained by calling 1-866-840-5469.

         For the seven-day period ended July 31, 2002, the annualized yields and effective yields for the Prime Reserves, Tax-Exempt Reserves and Government Reserves and the tax-equivalent yield for the Tax-Exempt Reserves were as set forth below:

                                                                                                 TAX-
                                                              ANNUALIZED      EFFECTIVE       EQUIVALENT
FUND                                                            YIELD           YIELD            YIELD
----                                                            -----           -----            -----
Prime Reserves                                                  0.82%           0.83%              *
Tax-Exempt Reserves                                             0.50%           0.51%            0.72%
Government Reserves                                             0.80%           0.80%              *

----------------------

*    Not applicable.

PERFORMANCE REPORTING
         From time to time, in advertisements or in reports to shareholders, the yields of the Funds, as a measure of their performance, may be quoted and compared to those of other mutual funds with similar investment objectives and to other relevant indexes or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, such data is reported in national financial publications such as MONEY FUND REPORT(R), a widely recognized independent publication that monitors the performance of mutual funds. Also, the Funds' yield data may be reported in national financial publications including, but not limited to, MONEY MAGAZINE, Forbes, BARRON'S, THE WALL STREET JOURNAL, and THE NEW YORK TIMES, or in publications of a local or regional nature. The performance of the Prime Reserves and Government Reserves may also be compared to the average yields reported by the BANK RATE MONITOR for money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan statistical areas.
         The yield of a Fund refers to the income generated over a seven-day period identified in the advertisement and is calculated as described above. Each Fund may also advertise its "effective yield" which is calculated as described above. The "effective yield" will be slightly higher because of the compounding effect of the assumed reinvestment. Also, the Tax-Exempt Reserves may from time to time advertise a "tax-equivalent yield" to demonstrate the level of taxable yield necessary to produce an after-tax yield equivalent to that achieved by the Fund. The "tax-equivalent yield" is computed as described above.

         The Funds' yields will fluctuate and any quotation of yield should not be considered as representative of the future performance of the Funds. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in a Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses, and market conditions. Any fees charged directly by institutions to accounts of customers that have invested in shares of a Fund will not be included in calculations of yield.

         The portfolio managers of the Funds and other investment professionals may from time to time discuss in advertising, sales literature or other material, including periodic publications, various topics of interest to shareholders and prospective investors. The topics may include but are not limited to the advantages and disadvantages of investing in tax-deferred and taxable investments; Fund performance and how such performance may compare to various market indices; shareholder profiles and hypothetical investor scenarios; the economy; the financial and capital markets; investment strategies and techniques; investment products; and tax, retirement and investment planning.

                                  MISCELLANEOUS

         As used in this Statement of Additional Information, "assets belonging to" a particular Fund means the consideration received by Galaxy upon the issuance of shares in that particular Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds and a portion of any general assets of Galaxy not belonging to a particular Fund. In determining the net asset value of a particular Fund, assets belonging to the particular Fund are charged with the direct liabilities in respect of that Fund and with a share of the general liabilities of Galaxy, which are allocated in proportion to the relative asset values of the respective Funds at the time of allocation. Subject to the provisions of Galaxy's Declaration of Trust, determinations by the Board of Trustees as to the direct and allocable liabilities, and the allocable portion of any general assets with respect to a particular Fund, are conclusive.

         Shareholders will receive unaudited semi-annual reports describing the Funds' investment operations and annual financial statements audited by independent certified public accountants.

         A "vote of the holders of a majority of the outstanding shares" of a particular Fund means, with respect to the approval of a investment advisory agreement, a Rule 12b-1 distribution plan or a change in a fundamental investment objective or fundamental investment policy, the affirmative vote of the holders of the lesser of (a) more than 50% of the outstanding shares of such Fund, or (b) 67% or more of the shares of such Fund present at a meeting if more than 50% of the outstanding shares of such Fund are represented at the meeting in person or by proxy.
         As of October 31, 2002, the name, address and percentage ownership of the entities or persons who held of record or beneficially more than 5% of the outstanding shares of each class of Galaxy's investment portfolios were as follows:

                                              PERCENT
REGISTRATION NAME                             OWNERSHIP
-----------------                             ---------
MONEY MARKET FUND
      TRUST SHARES
      Fleet National Bank                      96.49%
      P.O. Box 92800
      Rochester, NY 14692-8900

      Stable Asset Fund                        7.06%
      c/o Norstar Trust Company
      Gales & Co.
      159 East Main
      Rochester, NY 14638

TAX-EXEMPT MONEY MARKET FUND
      TRUST SHARES
      Fleet National Bank                      99.72%
      P.O. Box 92800
      Rochester, NY 14692-8900

GOVERNMENT MONEY MARKET FUND
      TRUST SHARES
      Fleet National Bank                      96.53%
      P.O. Box 92800
      Rochester, NY 14692-8900

      AMS Trust Account                        16.21%
      c/o Norstar Trust Co.
      Gales & Co.
      159 East Main
      Rochester, NY 14638

U.S. TREASURY MONEY MARKET FUND
      TRUST SHARES
      Fleet National Bank                      98.80%
      P.O. Box 92800
      Rochester, NY 14692-8900

      Loring Walcott Client Sweep
      Acct                                     25.92%
      c/o Norstar Trust Co.
      Gales & Co.
      159 East Main
      Rochester, NY 14638

INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
      TRUST SHARES
      Fleet National Bank                        100.00%
      P.O. Box 92800
      Rochester, NY 14692-8900

      Transwitch Cap Focus Acct                  15.17%
      c/o Norstar Trust Co.
      Gales & Co.
      159 East Main
      Rochester, NY 14638

      Susan Morse-Hilles Trust                   5.86%
      c/o Norstar Trust Co.
      Gales & Co.
      159 East Main
      Rochester, NY 14638

  MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
      RETAIL A SHARES
      Fleet National Bank                        41.03%
      P.O. Box 92800
      Rochester, NY 14692-8900

      U.S. Clearing A Division of Fleet
      Securities Inc.                            21.66%
      26 Broadway
      New York, NY 10004-1703

  CONNECTICUT MUNICIPAL MONEY MARKET FUND
      RETAIL A SHARES
      Fleet National Bank                        52.91%
      P.O. Box 92800
      Rochester, NY 14692-8900

  INSTITUTIONAL TREASURY MONEY MARKET FUND
      CLASS I SHARES
      Fleet National Bank                        15.64%
      P.O. Box 92800
      Rochester, NY 14692-8900

      Bob & Co.                                  9.87%
      Treasury Attn: A.J. Ferullo
      100 Federal Street
      Mailstop MADE10013E
      Boston, MA 02110-1802

      Fleet Bank Omnibus                         71.25%
      150 Windsor Street
      Mail Code CT EH 40504K
      CAS Operations
      Hartford, CT 06120

      CLASS II SHARES
      FIM Funding, Inc.                          100.00%
      Attn: Rebecca Morse
      Mailstop MA-DE 11513G
      150 Federal Street, 4th Floor
      Boston, MA 02110

      CLASS III SHARES
      Bob & Co.                                  98.32%
      Treasury Attn: A.J. Ferullo
      100 Federal Street
      Mailstop MADE10013E
      Boston, MA 02110-1802

  INSTITUTIONAL PRIME MONEY MARKET FUND
      CLASS I SHARES
      Fleet National Bank                        80.98%
      P.O. Box 92800
      Rochester, NY 14692-8900

      Bob & Co.                                  13.13%
      Treasury Attn: A.J. Ferullo
      100 Federal Street
      Mailstop MADE10013E
      Boston, MA 02110-1802

      CLASS II SHARES
      Bob & Co.                                  99.87%
      Treasury Attn: A.J. Ferullo
      100 Federal Street
      Mailstop MADE10013E
      Boston, MA 02110-1802

      CLASS III SHARES
      Bob & Co.                                  98.88%
      Treasury Attn: A.J. Ferullo
      100 Federal Street
      Mailstop MADE10013E
      Boston, MA 02110-1802

GROWTH FUND II
      TRUST SHARES
      Gales & Co.                                59.68%
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY 14638-0001

      Gales & Co.                                17.69%
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY 14638-0001

      Gales & Co.                                13.37%
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY 14638-0001

GROWTH & INCOME FUND
      TRUST SHARES
      Gales & Co.                                31.62%
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY 14638-0001

      Amvescap National Trust Company            52.36%
      Agent for Fleet National Bank FBO
      FleetBoston Financial Savings Plus
      P.O. Box 4054
      Concord, CA 94524

      PRIME A SHARES
      U.S. Clearing Corp.                        56.25%
      FBO 175-97327-10
      Margaret Ann Gillenwater
      2525 E. Prince Road #23
      Tucson, AZ 85716-1146

      U.S. Clearing Corp.                        19.22%
      FBO 114-97798-19
      Dona Schneid
      7909 Venture Center Way #9104
      Boynton Beach, FL 33437-7412

      U.S. Clearing Corp.                        12.87%
      FBO 103-80060-19
      Saint Clare School Endowment Fund
      Attn: Father O'Shea/Andrew J.
      Houvouras and/or Bruce Blatman
      821 Prosperity Farms Road
      No. Palm Beach, FL 33408-4299

      U.S. Clearing Corp.                        10.72%
      FBO 134-92888-19
      Beverly A. Szymkowicz
      466 Tunnel Road
      Vernon, CT 06066-6225

      PRIME B SHARES
      U.S. Clearing Corp.                        47.01%
      FBO 147-97497-13
      Martin A Sante
      8858 Moanalua Way
      Diamondhead, MS 39525

      U.S. Clearing Corp.                        7.17%
      FBO 013-08305-16
      Marlene McDonald
      James F. McDonald JT TEN
      64 Quincy St.
      Providence, RI 02908-2819

      U.S. Clearing Corp.                        25.72%
      FBO 147-29019-15
      Walter W. Quan
      2617 Skyline Drive
      Lorain, OH 44053-2243

      U.S. Clearing Corp.                        9.85%
      FBO 013-90166-12
      Florence G. St. Onge
      34 Cedar Lane
      Warren, RI 02885-2236

LARGE CAP VALUE FUND
      TRUST SHARES
      Fleet National Bank                        63.90%
      Attn: Daniel Berg
      P.O. Box 92800
      Rochester, NY 14692-8900

      Fleet National Bank                        18.49%
      Attn: Daniel Berg
      P.O. Box 92800
      Rochester, NY 14692-8900

      SEI Private Trust Co.                      5.06%
      C/O Philadelphia Trust Co.
      Attn: Mutual Fund Administrator
      1 Freedom Valley Drive
      Oaks, PA 19456

LARGE CAP GROWTH FUND
      TRUST SHARES
      Fleet National Bank                        76.48%
      Attn: Daniel Berg
      P.O. Box 92800
      Rochester, NY 14692-8900

      Fleet National Bank                        11.80%
      Attn: Daniel Berg
      P.O. Box 92800
      Rochester, NY 14692-8900

      RETAIL A SHARES
      U.S. Clearing Corp.                        8.80%
      FBO 236-91311-11
      C/F Peter J. Peff IRA
      PMB 413
      1151 Aquidneck Avenue
      Middletown, RI 02842-5255

SHORT-TERM BOND FUND
      TRUST SHARES
      Gales & Co.                                51.39%
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY 14638-0001

      Gales & Co.                                26.38%
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY 14638-0001

      Gales & Co.                                18.55%
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY 14638-0001

MASSACHUSETTS MUNICIPAL BOND FUND
      TRUST SHARES
      Gales & Co.                                56.97%
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY 14638-0001

      Gales & Co.                                41.04%
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY 14638-0001

      Jeffrey or Gail Press IMA                  6.38%
      c/o Norstar Trust Co.
      Gales & Co.
      159 East Main
      Rochester, NY 14638

      RETAIL B SHARES
      U.S. Clearing Corp.                        67.14%
      FBO 245-09436-14
      Thomas M. Apone
      64 Jacqueline Road #4
      Waltham, MA 02452-4973

      U.S. Clearing Corp.                        6.76%
      FBO 222-00942-19
      Gary P. McGrath & Amy J. McGrath JT/TEN
      9 Baldwin Road
      Westford, MA 01886-2063

      U.S. Clearing Corp.                        10.81%
      FBO 222-00960-16
      John W. Carroll & Carole A. Carroll JT/TEN
      14 Ames Street
      Pepperell, MA 01463-1274

MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND
      TRUST SHARES
      Gales & Co.                                70.54%
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY 14638-0001

      Gales & Co.                                29.09%
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY 14638-0001

      RETAIL A SHARES
        Charles Schwab & Co., Inc.               10.95%
      Attn:  Mutual Funds
      101 Montgomery St.
      San Francisco, CA 94104-4122

      NFSC FEBO # U87-000019                      5.82%
      Cape Cod Bank & Trust
      Re-Invest Acct
      Attn:  Trust Operations
      P.O. Box 1180
      South Yarmouth, MA 02664-0180

      RETAIL B SHARES
      U.S. Clearing Corp.                        9.22%
      FBO 210-00232-013
      Kathleen McLaughlin
      370 Charles River Road
      Watertown, MA 02472-2738

      U.S. Clearing Corp.                        6.69%
      FBO 222-00665-14
      Michael Ashmore & Ann M. Evans-Ashmore JT/TEN
      345 Sargent Road
      Boxborough, MA 01719-1203

      U.S. Clearing Corp.                        17.89%
      FBO 222-00850-19
      Edwin M. Leung & Daphne Y. Chu JT/TEN
      15 Canterbury Lane
      Groton, MA  01450-4242

      U.S. Clearing Corp.                        20.07%
      FBO 136-35267-22
      Margaret A. Geraghty
      253 Needham Street
      Dedham, MA 02026-7018

PRIME RESERVES
      U.S. Clearing Corp.                        100.00%
      26 Broadway
      New York, NY 10004-1703

GOVERNMENT RESERVES
      U.S. Clearing Corp.                        100.00%
      26 Broadway
      New York, NY 10004-1703

TAX-EXEMPT RESERVES
      U.S. Clearing Corp.                        100.00%
      26 Broadway
      New York, NY 10004-1703

                              FINANCIAL STATEMENTS
         Galaxy's Annual Report to Shareholders with respect to the Funds for the fiscal year ended July 31, 2002 has been filed with the SEC. The financial statements in such Annual Report are incorporated by reference into this Statement of Additional Information. The financial statements and financial highlights included in the Annual Report for the Funds for the fiscal year ended July 31, 2002 have been audited by Ernst & Young LLP, whose report thereon also appears in such Annual Report and is incorporated herein by reference. No other parts of the Annual Report are incorporated herein by reference. The financial statements in such Annual Report have been incorporated herein by reference in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

                                   APPENDIX A

                        DESCRIPTION OF SECURITIES RATINGS

SHORT-TERM CREDIT RATINGS

         A Standard & Poor's short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor's for short-term issues:

         "A-1" - Obligations are rated in the highest category and indicate that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.
         "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

         "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
         "B" - Obligations have significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

         "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

         Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for short-term obligations:
         "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.
         "Prime-2" - Issuers (or supporting institutions) have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation than is the case for Prime-1 securities. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
         "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt-protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         "Not Prime" - Issuers do not fall within any of the Prime rating categories.
         Fitch short-term ratings apply to time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:
         "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

         "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

         "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

         "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.
         "C" - Securities possess high default risk. Default is a real possibility. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.
         "D" - Securities are in actual or imminent payment default.
LONG-TERM CREDIT RATINGS

         The following summarizes the ratings used by Standard & Poor's for long-term issues:

         "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.
         "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

         "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

         "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
         Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

         "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.
         "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

         "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.
         "C" - A subordinated debt obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.
         "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payment will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         - PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.
         The following summarizes the ratings used by Moody's for long-term debt:

         "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.

         "A" - Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         "Ba" - Bonds are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         "B" - Bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         "Caa" - Bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         "Ca" - Bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         "C" - Bonds are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.
The following summarizes long-term ratings used by Fitch:

         "AAA" - Securities considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

         "AA" - Securities considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
         "A" - Securities considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.
         "BBB" - Securities considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

         "BB" - Securities considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

         "B" - Securities considered to be highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

         "CCC," "CC" and "C" - Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.
         "DDD," "DD" and "D" - Securities are in default. The ratings of obligations in these categories are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.
         Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.
         PLUS (+) or MINUS (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" long-term rating category or to categories below "CCC".

NOTES TO SHORT-TERM AND LONG-TERM CREDIT RATINGS

STANDARD & POOR'S

       CREDITWATCH: CreditWatch highlights the potential direction of a short- or long-term rating. It focuses on identifiable events and short-term trends that cause ratings to be placed under special surveillance by Standard & Poor's analytical staff. These may include mergers, recapitalizations, voter referendums, regulatory action, or anticipated operating developments. Ratings appear on CreditWatch when such an event or a deviation from an expected trend occurs and additional information is necessary to evaluate the current rating. A listing, however, does not mean a rating change is inevitable, and whenever possible, a range of alternative ratings will be shown. CreditWatch is not intended to include all ratings under review, and rating changes may occur without the ratings having first appeared on CreditWatch. The "positive" designation means that a rating may be raised; "negative" means a rating may be lowered; and "developing" means that a rating may be raised, lowered or affirmed.
       RATING OUTLOOK: A Standard & Poor's Rating Outlook assesses the potential direction of a long-term credit rating over the intermediate to longer term. In determining a Rating Outlook, consideration is given to any changes in the economic and/or fundamental business conditions. An Outlook is not necessarily a precursor of a rating change or future CreditWatch action.

             - Positive means that a rating may be raised.
             - Negative means that a rating may be lowered.
             - Stable means that a rating is not likely to change.
             - Developing means a rating may be raised or lowered.
             - N.M. means not meaningful.

MOODY'S

        WATCHLIST: Watchlists list the names of credits whose ratings have a likelihood of changing. These names are actively under review because of developing trends or events which, in Moody's opinion, warrant a more extensive examination. Inclusion on this Watchlist is made solely at the discretion of Moody's Investors Services, and not all borrowers with ratings presently under review for possible downgrade or upgrade are included on any one Watchlist. In certain cases, names may be removed from this Watchlist without a change in rating.

FITCH

       WITHDRAWN: A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

       RATING WATCH: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

       RATING OUTLOOK: A Rating Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, companies whose outlooks are "stable" could be upgraded or downgraded before an outlook moves to a positive or negative if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

MUNICIPAL NOTE RATINGS

         A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's for municipal notes:

         "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

         "SP-2" - The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

         "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

         In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated Moody's Investment Grade ("MIG") and are divided into three levels - MIG 1 through MIG 3. In the case of variable rate demand obligations, a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale. The short-term rating assigned to the demand feature is designated as VMIG. MIG ratings expire at note maturity. By contrast, VMIG ratings expirations will be a function of each issue's specific structural or credit features. The following summarizes the ratings by Moody's for these short-term obligations:

         "MIG-1"/"VMIG-1" - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

         "MIG-2"/"VMIG-2" - This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

         "MIG-3"/"VMIG-3" - This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

         "SG" - This designation denotes speculative-grade credit quality. Debt instruments in this category lack sufficient margins of protection.

         Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

ABOUT CREDIT RATINGS

A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation. The issue credit rating is not a recommendation to purchase, sell or hold a financial obligation. Credit ratings may be changed, suspended or withdrawn.

Moody's credit ratings must be construed solely as statements of opinion and not recommendations to purchase, sell or hold any securities.

Fitch credit ratings are an opinion on the ability of an entity or of a securities issue to meet financial commitments on a timely basis. Fitch credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. However, Fitch credit ratings are not recommendations to buy, sell or hold any security. Ratings may be changed or withdrawn.

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